As filed with the Securities and Exchange Commission on February 28, 2007
                       File Nos. 333-117597 and 811-21606

________________________________________________________________________________

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D C 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                         Pre-Effective Amendment No. ___                     [ ]

                         Post-Effective Amendment No. 2                      [X]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                 Amendment No. 4                             [X]

                        (Check appropriate box or boxes)


                             TILSON INVESTMENT TRUST
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

           145 East 57th Street, Suite 1100, New York, New York 10022
           ----------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (800) 773-3863
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                               Julian G. Winters
     116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                                  -------------
                             Richard K. Schell, Esq.
                       Parker Poe Adams and Bernstein LLP
                              Three Wachovia Center
                       401 South Tryon Street, Suite 3000
                         Charlotte, North Carolina 28202


Approximate Date of Proposed Public Offering:

                                   As soon as practicable after the
                                   Effective Date of this Registration Statement
                                   ---------------------------------------------



It is proposed that this filing will become effective:  (check appropriate box)

     [X] immediately upon filing pursuant to paragraph (b)
     [ ] on ________ (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on ________ (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2) or
     [ ] on ________ (date) pursuant to paragraph (a)(2) of Rule 485.

                                     PART A
                                     =======

                                    FORM N-1A


Tilson Focus Fund - CUSIP Number 886888106
Tilson Dividend Fund - CUSIP Number 886888205


________________________________________________________________________________

                                TILSON FOCUS FUND
                              TILSON DIVIDEND FUND

                              Each a series of the
                             Tilson Investment Trust
________________________________________________________________________________


                                   PROSPECTUS
                                February 28, 2007


This prospectus includes information about the two Tilson Funds - Tilson Focus Fund and Tilson Dividend Fund (each a "Fund" and, collectively, the "Funds"). This prospectus includes information about the Funds that you should know before investing. You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call 1-888-4TILSON (1-888-484-5766).


                               Investment Advisor
                               ------------------

                            T2 PARTNERS MANAGEMENT LP
                        145 East 57th Street, Suite 1100
                            New York, New York 10022

The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----


THE FUNDS.....................................................................2
---------

   Investment Objectives......................................................2
   Principal Investment Strategies............................................2
        Tilson Focus Fund.....................................................2
        Tilson Dividend Fund..................................................3
   Principal Risks of Investing in the Funds..................................4
   Performance Information....................................................7
        Tilson Focus Fund.....................................................8
        Tilson Dividend Fund..................................................9
   Fees and Expenses of the Funds............................................10
   Other Investment Policies and Risks.......................................12
        Tilson Focus Fund.....................................................12
        Tilson Dividend Fund..................................................12
   Disclosure of Portfolio Holdings..........................................13

MANAGEMENT OF THE FUNDS......................................................14
-----------------------

   Investment Advisor........................................................14
   Investment Sub-Advisor....................................................18
   Portfolio Management Team.................................................18
   Board of Trustees.........................................................20
   Administrator.............................................................20
   Transfer Agent............................................................21
   Distributor...............................................................21

INVESTING IN THE FUNDS.......................................................21
----------------------

   Minimum Investment........................................................21
   Purchase and Redemption Price.............................................22
   Buying or Selling Shares Through A Financial Intermediary.................23
   Purchasing Shares.........................................................23
   Redeeming Your Shares.....................................................26
   Frequent Purchases and Redemptions........................................29

OTHER IMPORTANT INVESTMENT INFORMATION.......................................30
--------------------------------------

   Dividends, Distributions, and Taxes.......................................30
   Financial Highlights......................................................31
   Additional Information............................................Back Cover

                                    THE FUNDS
                                    ---------

INVESTMENT OBJECTIVES

The Tilson Focus Fund ("Focus Fund") seeks long-term capital appreciation and the Tilson Dividend Fund ("Dividend Fund") seeks maximum total return through a combination of capital appreciation and current income. Each of the Funds' investment objective may be changed without shareholder approval and each Fund is a non-diversified, open-end fund series of the Tilson Investment Trust ("Trust").



PRINCIPAL INVESTMENT STRATEGIES

         Tilson Focus Fund

In seeking to achieve its investment objective, the Focus Fund invests in common stocks of companies that the Focus Fund's investment advisor, T2 Partners Management LP ("Advisor"), believes are undervalued in the securities markets. The Focus Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, options, and warrants).

To select equity securities for the Focus Fund, the Advisor seeks to identify companies that it understands well and that possess one or more of the following characteristics:

     o    Positive (or projected positive) revenue or profit trends;
     o Healthy balance sheet, characterized by ample cash relative to debt, efficient working capital management, high or increasing liquidity, or other metrics that the Advisor believes indicate the company's ability to withstand unexpected shocks, reinvest in the business, and improve its business prospects and circumstances;
     o    Strong free cash flow generation;
     o    Powerful and sustainable competitive advantages;
     o Management team that: a) operates the business well and has a sound strategy to build it over time; b) allocates capital wisely to enhance shareholder value; and c) has high integrity; or
     o Policies (e.g., compensation structures) that do not significantly dilute shareholders' ownership.

Most importantly, the Advisor seeks to identify companies whose stocks are trading, in the opinion of the Advisor, at a substantial discount -- preferably at least 50% -- to their intrinsic value. In determining discount to intrinsic value, the Advisor considers the following factors:

     o    Substantial   discount  from  a  price  at  which  the  securities  of
          comparable businesses have been sold in arms' length transactions between parties judged to be competent businesspersons;

     o Substantial discount to the value of the business determined by cash flow analysis and qualitative strengths; and/or

     o Substantial discount from asset value based on the total value of the company's individual parts and assets, less the present value of its liabilities.

The Focus Fund typically invests in equity securities of U.S. companies, but may also invest in derivative securities, such as purchasing put and call options and selling (or writing) covered and uncovered call options, purchase below investment-grade debt and securities of foreign issuers, and make short sales. The Focus Fund does not have specific market capitalization targets for its portfolio, so it may invest in stocks of any market capitalization. The Focus Fund generally seeks to purchase securities with a long-term (1-5 year) investment horizon, seeking to achieve long-term capital appreciation as the marketplace realizes the value of these companies over time. As a non-diversified investment company, the Focus Fund has the flexibility to hold a small number of equity securities even when fully invested.

The Focus Fund generally sells securities when the Advisor believes that they are no longer undervalued or when the Advisor believes other opportunities are more attractive.


         Tilson Dividend Fund

In seeking to achieve its objective, the Dividend Fund invests in common stocks of companies that the Advisor and the Dividend Fund's investment sub-advisor, Centaur Capital Partners, L.P. (collectively, "Advisors"), believe are undervalued in the securities markets, but which also offer high dividend yields relative to the yield of the broad market averages such as the S&P 500 Total Return Index ("S&P 500"). The Dividend Fund typically invests in common stocks and other equity securities including real estate investment trusts (REITs), publicly traded master limited partnerships (MLPs), royalty trusts, preferred stocks, convertible bonds, convertible preferred stocks, and warrants. The Advisors also anticipate the moderate and prudent use of covered call option strategies to further the Dividend Fund's goal of current income. In addition, at the discretion of the Advisors, the Dividend Fund may allocate its capital to bonds and short-term instruments. Bonds include all varieties of fixed-income securities including investment-grade and lower-quality debt securities maturing in more than one year. Short-term/money market instruments include all types of short-term and money market instruments.

The Advisors will vary the percentage of the Dividend Fund's assets allocated to each of the above categories based on the Advisors' judgment of attractive investment opportunities as well as market and economic conditions. The Advisors regularly review the Dividend Fund's allocations and make changes to favor investments that they believe will provide the most favorable outlook for achieving the Fund's investment objective.

In selecting stocks for the Dividend Fund, the Advisors use identical criteria as the Focus Fund, but will also seek high dividend yields. Another differentiating feature of the Dividend Fund relative to the Focus Fund is that the Advisors will be more likely to buy a security at a more modest discount to the Advisors' estimate of intrinsic value if the Advisors believe that the security's dividend yield is sufficiently high, secure and/or likely to grow over time. The Advisors expect to generate income from selling covered call options on securities in the Dividend Fund. The use of covered call options in combination with the purchase of equity securities also allows for the inclusion of undervalued, non-dividend paying stocks in the Dividend Fund's portfolio while still satisfying the Dividend Fund's goal of generating investment income. Securities so purchased will be selected based upon the attractiveness and security of the underlying stock as well as the income potential of the covered call options. The Advisors of the Dividend Fund intend to use the above strategies to structure the Dividend Fund's investment portfolio in such a way as to achieve an income yield superior to that of the S&P 500.

In selecting bonds for the Dividend Fund, the Advisors examine the relationships of current yield and risk of investment-grade bonds as compared to available equity securities.


PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Investments in the Funds are subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that either of the Funds will be successful in meeting its investment objective. Generally, the Funds will be subject to the following additional risks:

o Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performances per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions, and general market conditions.

o Management Style Risk. Different types of securities (e.g., growth vs. value; small cap vs. large cap) tend to shift into and out of favor with stock market investors, depending on market and economic conditions. Because the Funds may at times concentrate their investments in certain types of securities, if these types of securities fall out of favor, the Funds' net asset values may be adversely affected.

o Sector Focus Risk. Another area of risk involves the potential focus of the Funds' assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Funds invests more heavily in a particular sector, the value of their shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Funds' share prices may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Funds may invest in more heavily will vary.

o Foreign Securities Risk. To the extent the Funds invest in foreign securities, these securities may involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid, and economies that are less developed. In addition, the sale of a foreign security may subject the Funds to foreign tax withholding which can reduce the Funds' returns and the value of your shares. See the Funds' SAI for additional information regarding foreign securities risk.

o Non-diversified Fund Risk. The Funds are non-diversified funds. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.

o Portfolio Turnover Risk. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. The Funds may sell portfolio securities without regard to the length of time they have been held due to securities no longer being undervalued in the opinion of the Advisors and/or in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds. High rates of portfolio turnover could lower performance of the Funds due to increased costs and may also result in the realization of capital gains. If the Funds realize capital gains when they sell its particular portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated portfolio turnover rate for each of the Funds is expected to be less than 100%.

o Credit Risk. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Fund's transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, the Fund's income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the Fund's shares may be reduced. The Fund may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans, which involve a promise by a third party to honor an obligation to the Fund. Credit risk is particularly significant to the Fund when investing a portion of its assets in "junk bonds" or lower than investment-grade securities.

o Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Fund, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of the Fund's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect if the Fund is then holding a significant portion of its assets in fixed income securities with long-term maturities.

     In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also, when interest rates drop, the holdings of mortgage-backed securities by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the amount prepaid by those owners must be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by the Fund can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

o Maturity Risk. Maturity risk is another factor that can affect the value of a Fund's debt holdings. A Fund does not have a limitation policy regarding the length of maturity of its debt holdings. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield, but the greater the price stability.

o Investment-Grade Securities Risk. Debt securities are rated by national bond rating agencies. Securities rated BBB by Standard & Poor's ("S&P") or Fitch, Inc. ("Fitch") or Baa by Moody's or higher are considered investment-grade securities. A Fund may invest in various rated investment-grade securities including securities rated Baa by Moody's or
     BBB by S&P or Fitch. While these rated securities are considered investment-grade, they are somewhat riskier than more highly rated investment-grade obligations (those rated A or better by S&P and Aa or better by Moody's) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities.

o Junk Bonds or Lower-rated Securities Risk. Debt securities rated below BBB by S&P or Fitch and Baa by Moody's are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. These fixed income securities are considered "below investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. These risks can reduce the Fund's share prices and the income it earns.

o Derivative Instruments Risk. Derivative instruments such as futures contracts, option contracts, and options on future contracts are generally investments whose value depends on (or is derived from) the value of the underlying assets, interest rate, or index. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. When the Funds sell covered call options, the Funds give up additional appreciation in the stock above the strike price since there is the obligation to sell the stock at the covered call option's strike price.

o Valuation Risks for Non-Exchange Traded Options. The purchase of non-exchange traded put and call options may result in reduced liquidity (and hence value) for the Fund's portfolio investments. This is because the Fund may have a more difficult time securing a willing buyer or seller (as the case may be) for non-exchange traded put and call options.

o Real Estate Securities Risk. To the extent a Fund invests in companies that invest in real estate, such as REITs, that Fund may be subject to risk associated with the real estate market as a whole such as taxation, regulations, and economic and political factors that negatively impact the real estate market.


PERFORMANCE INFORMATION

The following total returns bar charts provide an indication of the risks of investing in the Funds by showing (on a calendar year basis) changes in the Funds' performance from year to year. The Funds' past performance is not necessarily an indication of how the Funds will perform in the future.

The average annual total return tables provide an indication of the risks of investing in the Funds by showing how the Funds' average annual total returns for one year and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. The Funds' past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

Tilson Focus Fund

[Bar Chart Here]

                              Calendar Year Returns

                                  2006 - 25.68%

o During the one-year period shown in the bar chart above, the highest return for a calendar quarter was 10.69% (quarter ended December 31, 2006).
o During the one-year period shown in the bar chart above, the lowest return for a calendar quarter was 1.22% (quarter ended June 30, 2006).
o The calendar year-to-date return of the Tilson Focus Fund as of the most recent calendar quarter was 25.68% (quarter ended December 31, 2006).

------------------------------------------------------ --------- --------------
         Average Annual Total Returns                    Past       Since
         Year Ended December 31, 2006                   1 Year     Inception*
------------------------------------------------------ --------- --------------
Tilson Focus Fund
Before taxes                                             25.68%      15.69%
After taxes on distributions                             25.23%      15.29%
After taxes on distributions and sale of shares          16.77%      13.22%
------------------------------------------------------ --------- --------------
S&P 500 Total Return Index**                             15.80%      11.94%
------------------------------------------------------ --------- --------------

* March 16, 2005 (date of initial public investment of the Tilson Focus Fund) **The S&P 500 Total Return Index is the Standard & Poor's Composite Stock Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.

Tilson Dividend Fund

[Bar Chart Here]

                              Calendar Year Returns

                                  2006 - 15.75%

o During the one-year period shown in the bar chart above, the highest return for a calendar quarter was 7.62% (quarter ended December 31, 2006).

o During the one-year period shown in the bar chart above, the lowest return for a calendar quarter was (1.04)% (quarter ended June 30, 2006).
o The calendar year-to-date return of the Tilson Dividend Fund as of the most recent calendar quarter was 15.75% (quarter ended December 31, 2006).


------------------------------------------------------ --------- --------------
         Average Annual Total Returns                    Past       Since
         Year Ended December 31, 2006                   1 Year     Inception*
------------------------------------------------------ --------- --------------
Tilson Dividend Fund
Before taxes                                            15.75%      14.35%
After taxes on distributions                            13.16%      12.92%
After taxes on distributions and sale of shares         10.63%      11.56%
------------------------------------------------------ --------- --------------
S&P 500 Total Return Index**                            15.80%      11.94%
------------------------------------------------------ --------- --------------

* March 16, 2005 (date of initial public investment of the Tilson Dividend Fund) ** The S&P 500 Total Return Index is the Standard & Poor's Composite Stock Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes, its returns would be lower.


FEES AND EXPENSES OF THE FUNDS

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds:

                         Shareholder Fees for the Funds
                    (fees paid directly from your investment)
                    -----------------------------------------

     Maximum Sales Charge (Load) Imposed On Purchases
         (as a percentage of offering price) ..........................None
     Redemption Fee (as a % of amount redeemed)........................2.00%^1

                 Annual Fund Operating Expenses for the Funds^2
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

                                                            Focus       Dividend
                                                            Fund          Fund
                                                            ----          ----
     Management Fees........................................1.95%        1.50%
     Distribution and/or Service (12b-1) Fees...............0.00%        0.00%
     Other Expenses  .......................................1.91%        3.04%
     Acquired Fund Fees and Expenses^3 .....................0.01%        0.01%
                                                            -----        -----
     Total Annual Fund Operating Expenses  .................3.87%^4      4.55%
         Fee Waivers and/or Expense Reimbursements..........1.46%       (2.59)%
                                                            -----        -----
         Net Expenses...................................... 2.41%^4      1.96%
                                                            =====        =====

  ^1 The  redemption  fee  ("Redemption  Fee") is charged upon any redemption of
     Fund shares occurring within one year following the issuance of such shares. The Redemption Fee is not a fee to finance sales or sales promotion expenses, but is paid to the respective Fund to defray the costs of liquidating a shareholder's investment in the Fund and discourage short-term trading of Fund shares. The Redemption Fee does not apply to shares purchased by reinvesting dividends or capital gain distributions, shares exchanged for shares of other funds of the Trust, amounts representing capital appreciation of shares, certain redemptions pursuant to a systematic withdrawal plan, certain redemptions upon death or permanent disability of the shareholder, or mandatory distribution from a tax-deferred retirement plan or IRA. See the section entitled "Redeeming Your Shares - Fees on Redemptions" for additional information regarding the applicability of the Redemption Fee.
  ^2 "Other  Expenses"  and "Total  Annual  Fund  Operating  Expenses" are based upon actual expenses incurred by the Funds for the fiscal year ended October 31, 2006, adjusted to reflect the maximum variable performance fee with respect to the Focus Fund (see footnote 3 below). The Advisor has entered into an Expense Limitation Agreement with the Funds under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Funds for certain months and to assume other expenses of the Funds, if necessary, in an amount that limits each Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, investment advisory and/or variable performance incentive fees paid to the Advisor, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 0.45% of the average daily net assets of each of the Funds for the fiscal year ending October 31, 2007. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Funds. See the section entitled "Management of the Funds--Investment Advisor" for more detailed information, including more information on the Focus Fund's variable performance incentive fee.
  ^3 "Acquired Fund" means any investment company in which the Funds invest or have invested during the period. The Funds' "Acquired Fund Fees and Expenses" are based on amounts for the fiscal year ended October 31, 2006. The "Total Annual Fund Operating Expenses" will not correlate to the Funds' ratio of expenses to average net assets in the Funds' Financial Highlights, which reflects the operating expenses of the Funds and does not include "Acquired Fund Fees and Expenses." The Funds calculate the Acquired Funds' expenses using the net expense ratios reported in the Acquired Funds' most recent shareholder reports.
  ^4 Actual "Total  Annual Fund Operating  Expenses" and "Net  Expenses" for the
     Focus Fund for the fiscal year ended October 31, 2006 were 3.47% and 2.01%, respectively.

Example: This example shows you the expenses you may pay over time by investing in each of the Funds. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the Funds versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in one of the Funds for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% return each year; and
     (5)  The Funds' operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above. The Redemption Fee

(equal to 2.00% of the value of shares redeemed as described above within one year of purchase) is not included in these calculations. If that fee were included, your costs would be higher.

------------------------- ------------ ------------- ------------- -------------
         Fund                1 Year       3 Years       5 Years      10 Years
------------------------- ------------ ------------- ------------- -------------
   Focus Fund ^5,^6           $244         $1,047        $1,868       $4,004
------------------------- ------------ ------------- ------------- -------------
  Dividend Fund ^5,^6         $199         $1,141        $2,091       $4,505
------------------------- ------------ ------------- ------------- -------------

  ^5 In the table above, the one-year costs reflect the Funds' actual net expenses for the year ended October 31, 2006 under the Funds' Expense Limitation Agreement for the one-year period ending October 31, 2007. The Fund's total annual expenses for years 2 through 10 assume that the Trustees will not continue the Funds' Expense Limitation Agreement after October 31, 2007.

  ^6 In the table below, the Funds' total annual expenses for years 2 through 10 assume: (1) the Funds' total annual expenses for the fiscal year ended October 31, 2006 will continue in years 2 through 10; and (2) the Trustees will continue the Funds' Expense Limitation Agreement annually for the remainder of the 10-year period. While there is no guarantee that the Funds' Expense Limitation Agreement will be renewed from year-to-year after October 31, 2007, it is expected that the Expense Limitation Agreement will continue for that period. See the "Management of the Funds - Expense Limitation Agreement" section for more detailed information.

        -------------------- -------- --------- ---------- ----------
            Your Costs       1 Year   3 Years    5 Years   10 Years
        -------------------- -------- --------- ---------- ----------
            Focus Fund        $244      $751     $1,285     $2,746
        -------------------- -------- --------- ---------- ----------
           Dividend Fund      $199      $615     $1,057     $2,285
        -------------------- -------- --------- ---------- ----------


OTHER INVESTMENT POLICIES AND RISKS

Tilson Focus Fund

While the Focus Fund's primary focus is investment in equity securities, the Focus Fund has flexibility to invest in other types of securities when the Advisor believes they offer more attractive opportunities or as a temporary defensive measure in response to adverse market, economic, political, or other conditions, or to meet liquidity, redemption, and short-term investing needs. The Focus Fund may from time to time determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Focus Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Focus Fund may invest up to 100% of its assets in these investments. To the extent that the Focus Fund invests in money market instruments or other investment companies, shareholders of the Focus Fund would indirectly pay both the Focus Fund's expenses and the expenses relating to those other investment companies with respect to the Focus Fund's assets invested in such investment companies. To the extent the Focus Fund is invested for temporary defensive purposes, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Focus Fund may also hold U.S. government securities, repurchase agreements, money market instruments, and/or shares of other investment companies for various reasons including to provide for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for the Focus Fund's operating expenses.

Tilson Dividend Fund

As a temporary defensive measure in response to adverse market, economic, political, or other conditions or to meet liquidity, redemption, and short-term investing needs, the Dividend Fund may from time to time determine that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Dividend Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Dividend Fund may invest up to 100% of its assets in these investments. To the extent that the Dividend Fund invests in money market instruments or other investment companies, shareholders of the Dividend Fund would indirectly pay both the Dividend Fund's expenses and the expenses relating to those other investment companies with respect to the Dividend Fund's assets invested in such investment companies. To the extent the Dividend Fund is invested for temporary defensive purposes, it will not be pursuing and may not achieve its investment objective. Under normal circumstances however, the Dividend Fund may also hold U.S. government securities, repurchase agreements, money market instruments, and/or shares of other investment companies for various reasons including to provide for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for the Dividend Fund's operating expenses.


DISCLOSURE OF PORTFOLIO HOLDINGS

  In addition to publicly disclosing a complete schedule of the Funds' portfolio holdings as described in the Funds' Statement of Additional Information ("SAI"), the Funds and/or Advisor may, from time to time, prepare calendar quarter management report letters ("Quarterly Letters") which will typically include additional portfolio holdings information, including selective disclosure of certain of the Funds' portfolio holdings as of the end of the calendar quarter. The Funds will generally make the Quarterly Letters available to the public on the Funds' website at http://www.tilsonmutualfunds.com/ within thirty (30) days after the close of any calendar quarter for which a Quarterly Letter is prepared and such information will remain available until the earlier of the date the next Quarterly Letter is posted or the end of the next calendar quarter. To reach the Quarterly Letters, use the link "Reports and Letters to Investors" located on the left side of the Funds' home page. The Funds and/or Advisor may also send the Quarterly Letters to shareholders of the Funds and to mutual fund analysts; provided that a Quarterly Letter will not be sent to shareholders of the Funds or analysts until one day after such letter has been publicly disclosed on the Funds' website. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.

                             MANAGEMENT OF THE FUNDS

INVESTMENT ADVISOR

The Funds' investment advisor is T2 Partners Management LP, 145 East 57th Street, Suite 1100, New York, New York 10022. The Advisor serves in that capacity pursuant to an investment advisory contract with the Trust on behalf of the Funds. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Funds' assets. The Advisor is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees, and provides certain executive personnel to the Funds.

The Advisor, organized as a Delaware limited partnership, is controlled by Whitney R. Tilson and Glenn H. Tongue. The executives and members of the advisory staff of the Advisor have extensive experience in managing investments for clients, including individuals, corporations, non-taxable entities, and other business and private accounts since the Advisor was founded in 1998. The Advisor, as of January 31, 2007, has approximately $143.3 million in assets under management.

The Funds are managed primarily by Whitney R. Tilson and Glenn H. Tongue, who have overall responsibility for the day-to-day management of the Funds' portfolio and have managed the Funds since their inception. Mr. Tilson is the founder and controlling shareholder of the Advisor. Mr. Tilson has served as President of the Advisor since 1999. The Funds' SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the Funds.


Advisor Compensation.

     o Focus Fund. As full compensation for the investment advisory services provided to the Focus Fund, the Advisor receives monthly compensation in the form of a variable performance-based incentive fee ("Variable Advisory Fee").

          Structure of the Variable Advisory Fee

          The Variable Advisory Fee is comprised of two separate component fees:
          (i) a fixed rate fee of 1.50% of the average daily net assets of the Focus Fund ("Fulcrum Fee") and (ii) a performance incentive fee as set forth below ("Performance Fee").

          The Performance Fee functions as an adjustment to the Fulcrum Fee and is based on the Focus Fund's performance relative to the performance of the Dow Jones Wilshire 5000 (Full Cap) Index, a broad-based, unmanaged index of 5,000 different stocks ("Wilshire 5000 Index"), over a 12-month rolling measuring period ("Measuring Period"), as such performance is calculated based on closing values of the Wilshire 5000 Index as presented by third-party pricing services authorized by the Trustees. The Measuring Period operates such that when each subsequent calendar month is added to the Measuring Period on a rolling basis, the earliest calendar month in the previous Measuring Period is dropped. For example, on April 1, 2006, the relevant Measuring Period would be from April 1, 2005 through March 31, 2006 and on May 1, 2006, the relevant Measuring Period would be from May 1, 2005 through April 30, 2006. Thus, the Performance Fee, and in turn the Variable Advisory Fee, will periodically increase or decrease depending on how well the Focus Fund performs relative to the Wilshire 5000 Index for the Measuring Period. In the event the performance information for the Wilshire 5000 Index is no longer available then a comparable index, as determined by the Trustees, shall be used.

          Calculation of the Variable Advisory Fee

          The Fulcrum Fee is calculated by multiplying 1.50% by the average net assets of the Focus Fund for the fiscal year to date divided by the number of days in the year multiplied by the number of days in the calendar month. The Performance Fee is calculated by multiplying the "Performance Adjustment Rate" (as described below) by the average daily net assets of the Focus Fund over the Measuring Period. While the Performance Fee is calculated on the 12-month Measuring Period, it is pro-rated to a monthly payment to correspond with the Focus Fund's monthly payment of the Variable Advisory Fee.

          As shown in the schedule of fee rates below, the Performance Adjustment Rate will vary with the Focus Fund's performance as compared to the performance of the Wilshire 5000 Index as published on the close of the market on the last day of the Measuring Period, with dividends reinvested, and will range from -0.45% to +0.45%. The Performance Adjustment Rate will be calculated at 4.50% of the cumulative difference between the performance of the Focus Fund and that of the Wilshire 5000 Index over the Measuring Period, except that no performance adjustment will be paid if the cumulative difference between the Focus Fund's performance and that of the Wilshire 5000 Index is +/-2.00% (over the Measuring Period). The factor of 4.50% is derived from the fact that the Advisor will achieve the maximum/ minimum Performance Adjustment Rate when the cumulative total return difference between the Focus Fund and the Wilshire 5000 Index is +/- 10.00% over the Measuring Period (i.e., 0.45% divided by 10.00% = 4.50%). To illustrate this point, if the Wilshire 5000 Index returned 5.00% over the Measuring Period, the Focus Fund would have to return at least 15.00% in order for the Advisor to receive the maximum Variable Advisory Fee of 1.95%. Conversely, if the Wilshire 5000 Index returned the same 5.00% over the Measuring Period, the Advisor would receive the minimum Variable Advisory Fee of 1.05% if the Focus Fund returned -5.00% or less. The Focus Fund will use natural rounding to two decimal places regarding performance differences and calculations of the Performance Fee.

                             SCHEDULE OF FEE RATES:
                             ---------------------

                             PERFORMANCE DIFFERENCE
                   BETWEEN FOCUS FUND AND WILSHIRE 5000 INDEX

         Absolute          Annual
         Performance       Variable
         Difference        Advisory Fee
         (%)                 (%)           Examples:
         ---                 ---           ---------
         +10.00%           1.95%
         +7.50%            1.84%           Outperformance
         +5.00%            1.73%
         +2.50%            1.61%

         -----------------------------------------------------------------------
         +2.00%            1.50%*
         +1.00%            1.50%*          No performance adjustment to
          0.00%            1.50%*          Variable Advisory Fee in this zone
         -1.00%            1.50%*          (*Fulcrum Fee)
         -2.00%            1.50%*

        ------------------------------------------------------------------------
         -2.50%            1.39%
         -5.00%            1.27%           Underperformance
         -7.50%            1.16%
         -10.00%           1.05%

          Example of Calculation of the Variable Advisory Fee

            Calculation on April 1, 2006:

            Assumes performance for the period 4/1/05 to 3/31/06 is as follows:

                           Fund:                     18.50%
                           Wilshire 5000 Index:      11.00%
                                                     -----
                                    Difference:       7.50%
                                                     =====

          On April 1, 2006, the Variable Advisory Fee calculated for the period of time from March 1, 2006 through March 31, 2006 would be the Fulcrum Fee, 1.50%, multiplied by the Focus Fund's average net assets for the fiscal year to date divided by the number of days in the year multiplied by the number of days in the most recent calendar month (March 2006), plus a Performance Fee, calculated as the Performance Adjustment Rate (i.e., 4.50% x 7.50% = 0.34%) multiplied by the Focus Fund's average net assets for the Measuring Period of April 1, 2005 to March 31, 2006 divided by the number of days in the Measuring Period multiplied by the number of days in the most recent calendar month

          (March 2006). Thus, the Variable Advisory Fee would be equal to an annualized rate of approximately 1.84% and would then be paid to the Advisor by April 15, 2006.

          In calculating the Performance Fee, the Focus Fund will calculate average daily net assets and performance of the Focus Fund over the same Measuring Period. The Focus Fund's performance over the Measuring Period will be calculated in accordance with the Securities and Exchange Commission's ("SEC's") standardized total return formula.

          Accrual of the Variable Advisory Fee

          The Variable Advisory Fee (including the Performance Fee after completion of the Initial Period) will be accrued on a daily basis against the average daily net assets of the Focus Fund. The purpose of such daily accruals is to more accurately determine the daily net asset value of the Focus Fund by estimating on a daily prorated basis the actual amount of the monthly Performance Fee. On the first business day of each calendar month, the daily accruals of the Variable Advisory Fee are then trued up or down (as appropriate) to match the actual fee earned by the Advisor.

          For the Focus Fund's fiscal year ended October 31, 2006, the Advisor voluntarily allocated advisory fees in the amount of $126,485 back to the Focus Fund in order to help offset reimbursements due from the Advisor to the Fund under the Expense Limitation Agreement.

     o Dividend Fund. As full compensation for the investment advisory services provided to the Dividend Fund, the Advisor receives monthly compensation based on the Dividend Fund's average daily net assets at the annual rate of 1.50%. For the Dividend Fund's fiscal year ended October 31, 2006, the Advisor voluntarily allocated advisory fees in the amount of $135,673 back to the Dividend Fund in order to help offset reimbursements due from the Advisor to the Fund under the Expense Limitation Agreement.

Expense Limitation Agreement. The Advisor has entered into an Expense Limitation Agreement with the Funds under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Funds for certain months and to assume other expenses of each of the Funds, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, investment advisory and/or variable performance incentive fees paid to the Advisor, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 0.45% of the average daily net assets of each of the Funds for the fiscal year ending October 31, 2007. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. The Trust may terminate the Expense Limitation Agreement at any time. The Advisor may also terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90-days' notice to the Trust as set forth in the Expense Limitation Agreement.

Disclosure Regarding Approval of the Investment Advisory Contract. A discussion regarding the Trustees' basis for approving the renewal of the investment advisory contract for the Funds will be available in the Funds' semi-annual report to shareholders for the period ended April 30, 2007 when available. You may obtain a copy of this semi-annual report, free of charge, upon request to the Funds.


INVESTMENT SUB-ADVISOR

The Dividend Fund's investment sub-advisor is Centaur Capital Partners, L.P., Southlake Town Square, 1460 Main Street, Suite 234, Southlake, TX 76092, ("Sub-Advisor"). The Sub-Advisor serves in that capacity pursuant to an investment sub-advisory contract with the Advisor as approved by the Trustees. The Sub-Advisor, with oversight from the Advisor, makes day-to-day investment decisions for the Dividend Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.

The Sub-Advisor, organized as a Delaware limited partnership, is controlled by Malcolm (Zeke) Ashton. The Sub-Advisor and its affiliates have experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts since 2002. The Sub-Advisor, together with its affiliates, has approximately $70 million in assets under management as of January 31, 2007.

Sub-Advisor Compensation. For its sub-advisory services to the Dividend Fund, the Sub-Advisor receives from the Advisor quarterly compensation based on the Dividend Fund's average daily net assets at the rate of 0.75% less certain of the Advisor's marketing and operating expenses, as agreed to between the Advisor and Sub-Advisor. The Sub-Advisor has also agreed to allow the Advisor to withhold from that compensation up to one -half of the Advisor's expenses under the Expense Limitation Agreement as it relates to the Dividend Fund. The Dividend Fund does not pay a direct fee to the Sub-Advisor.

PORTFOLIO MANAGEMENT

The Focus Fund is co-managed by Whitney R. Tilson and Glenn H. Tongue and the Dividend Fund, with oversight from the Advisor, is co-managed by Zeke Ashton and Matthew Richey. Background information for each of these individuals is included below. The Funds' SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

Whitney R. Tilson. Mr. Tilson has owned or been a partner and managed or co-managed several investment partnerships, management companies, and funds since 1999, including the Advisor (the general partner of T2 Accredited Fund, L.P. (formerly named the Tilson Growth Fund, L.P.) and T2 Qualified Fund, LP, both domestic private investment partnerships), T2 Accredited Fund, L.P., T2 Qualified Fund, LP, the Tilson Offshore Fund, Ltd. (a Cayman mutual fund),

Tilson Offshore Partners, LLC (the general partner of the Tilson Offshore Fund, Ltd.), Tilson Capital Management, LP (an investment management company), Tilson Capital Management, LLC (owner of Tilson Capital Management, LP), Tilson Venture Fund, LP (a venture capital fund), and Tilson Venture Capital Partners, LLC (the general partner of the Tilson Venture Fund, LP).

Mr. Tilson has written a column on value investing for The Motley Fool web site, a media company based in Alexandria, Virginia that specializes in investing and personal finance, since 1999. He has also written for the web site, TheStreet.com, teaches financial statement analysis and business valuation for The Dickie Group, and has been a guest on the television shows Lou Dobbs Moneyline and Wall $treet Week with Fortune. Mr. Tilson serves on the board of Cutter & Buck (Nasdaq: CBUK), a maker of golf and casual apparel.

Prior to 1999, Mr. Tilson co-founded and served as executive director of the Initiative for a Competitive Inner City, a national, not-for-profit organization founded in 1994 to spark new thinking about the business potential of inner cities, thereby creating jobs and wealth for inner-city residents. Mr. Tilson also led the effort to create ICV Partners, a national for-profit private equity fund aimed at minority-owned and inner-city businesses that raised over $130 million. Mr. Tilson was a founding member of Teach for America, the national teacher corps, and spent two years as a consultant at The Boston Consulting Group with a focus on pharmaceuticals and health care.

Mr. Tilson received an MBA with High Distinction from the Harvard Business School, where he was elected a Baker Scholar (top 5% of class) and graduated magna cum laude from Harvard College, with a bachelor's degree in Government. Mr. Tilson serves on the Board of the US arm of the Addis Ababa (Ethiopia) Fistula Hospital and is Vice Chairman of the Board of KIPP Academy, a charter school in the Bronx. He lives in New York, New York.


Glenn H. Tongue. Mr. Tongue is a general partner and co-manager of the Advisor and is the co-manager of the T2 Accredited Fund, L.P., Tilson Offshore Fund, Ltd. and T2 Qualified Fund, LP. Prior to becoming a general partner and co-manager of the Advisor on April 1, 2004, Mr. Tongue spent 17 years working on Wall Street, most recently as an investment banker at UBS, where he was a Managing Director and Head of Acquisition Finance. Before joining UBS, Mr. Tongue worked at Donaldson, Lufkin and Jenrette ("DLJ") for 13 years, the last three of which he served as the President of DLJdirect, an on-line brokerage firm. During his tenure there, he oversaw both DLJdirect's IPO and ultimate sale. Prior to DLJdirect, Mr. Tongue was a Managing Director in the Investment Bank at DLJ, where he worked on over 100 transactions aggregating more than $40 billion. Before working on Wall Street, Mr. Tongue managed sales, marketing, and certain operations at Blonder-Tongue, Inc., a manufacturer of pay television and cable television distribution equipment.

Mr. Tongue received an MBA with Distinction from the Wharton School of Business and received a Bachelor of Science in Electrical Engineering and Computer Science from Princeton University. He serves of the Board of All Souls School, an early childhood educational facility, and lives in New York, New York.

Zeke Ashton. Mr. Ashton is the founder, managing partner, and a portfolio manager of the Sub-Advisor. Prior to founding the Sub-Advisor and its affiliated advisor entity in 2002, Mr. Ashton served as the general partner and portfolio manager of Centaur Investments, LP, a private investment partnership, from its inception in November 1999 and was employed as an investment analyst for The Motley Fool ("TMF"). While at TMF, Mr. Ashton developed and produced investing seminars, subscription investing newsletters, and stock research reports in addition to writing online investing articles. Mr. Ashton also wrote investment columns with an emphasis on value investing for TMF on a free-lance basis.

Prior to his work at TMF, Mr. Ashton was employed as a senior analyst and project manager in the Zurich, Switzerland office of Infinity Systems, where he provided financial system consulting to Swiss regional and private banks. From 1995 to 1999, Mr. Ashton was employed as a senior analyst and project manager for Wall Street Systems, a New York-based treasury and risk management software company. In this role Mr. Ashton provided consulting services to various clients in Germany, Italy, and the United Kingdom. Mr. Ashton graduated from Austin College in Sherman, Texas in 1995 with degrees in Economics and German.

Matthew Richey. Mr. Richey is a portfolio manager with the Sub-Advisor. Prior to joining the Sub-Advisor in October 2003, Mr. Richey was employed as an investment analyst with a focus on small-cap value stocks for TMF. From March 2002 to September 2003, Mr. Richey wrote stock research reports for TMF print newsletters; co-led an online investing seminar on the subject of when to sell stocks; and, in total, wrote more than 150 online-published articles. Mr. Richey also wrote a monthly freelance investment column for TMF. In an earlier capacity at TMF, from February 1999 to May 2001, Mr. Richey worked with TMF in developing educational online investing content on topics such as the importance of competitive advantage, balance sheet strength, and the superiority of free cash flow over earnings. From June of 2001 through March of 2002, Mr. Richey worked briefly for America Online as a marketing analyst and for the Aegis Value Fund as an independent contractor. Mr. Richey graduated summa cum laude from the University of Tennessee in 1998, with a Bachelor of Science degree in Finance.


BOARD OF TRUSTEES

Each of the Funds is a series of the Trust, an open-end management investment company which was organized as a Delaware statutory trust on April 23, 2004. The Trustees supervise the operations of the Funds according to applicable state and federal law, and are responsible for the overall management of the Funds' business affairs.


ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates the services of each vendor to the Funds, and provides the Funds with certain administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide services to the Funds.


TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend-disbursing agent of the Funds. As indicated later in the section of this Prospectus, "Investing in the Funds," the Transfer Agent will handle your orders to purchase and redeem shares of the Funds and will disburse dividends paid by the Funds.


DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Funds' shares and serves as the Funds' exclusive agent for the distribution of the Funds' shares. The Distributor may sell the Funds' shares to or through qualified securities dealers or others.

Other Expenses. In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Funds' Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Funds, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.


                             INVESTING IN THE FUNDS
                             ----------------------
MINIMUM INVESTMENT

The Funds' shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Funds. The minimum initial investment is $2,500 ($1,000 under an automatic investment plan) and the minimum additional investment is $100 ($50 under an automatic investment plan). Each of the Funds may, in the Advisor's or Sub-Advisor's (in the case of the Dividend Fund) sole discretion, accept certain accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Determining a Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value ("NAV") after an order is received, subject to the order being accepted by the Fund in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. A Fund's NAV per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. To the extent that any of the Funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares, the NAVs of the Funds' shares may change on days when shareholders will not be able to purchase or redeem the Funds' shares. The NAV per share of each of the Funds is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Funds do not calculate NAV on business holidays when the NYSE is closed.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of the Funds' total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Funds normally use third party pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap or foreign stock or a bond, is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's NAV calculation; or (iv) an event occurs after the close of the exchange on which the security is principally traded that is likely to have changed the value of the security before the NAV is calculated (generally applicable to foreign securities). Pursuant to policies adopted by the Trustees, the Advisors consult with the Administrator on a regular basis regarding the need for fair value pricing. The Advisors are responsible for notifying the Trustees (or the Trust's Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Funds' policies regarding fair value pricing are intended to result in a calculation of each Fund's NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. If such fair value price differs from the price that would have been determined using the Funds' normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Funds' normal pricing procedures. The performance of the Funds may also be affected if a portfolio security's fair value price were to differ from the security's price using the Funds' normal pricing procedures. The Funds may also be unable to receive the portfolio security's fair value if the Funds should sell the securities. The Trustees monitor and evaluate the Funds' use of fair value pricing, and periodically review the results of any fair valuation under the Funds' policies.

Other Matters. Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for each of the Funds. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tenders. Each of the Funds may suspend redemption, if permitted by the Investment Company Act of 1940, as amended ("1940 Act"), for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of each of the Funds' shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement.


BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may buy or sell shares of the Funds through a financial intermediary (such as a financial planner or advisor). To buy or sell shares at the NAV of any given day, your financial intermediary must receive your order before the close of trading on the NYSE that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation, and money to the Funds on time. Your financial intermediary may charge additional transaction fees for its services.

Certain financial intermediaries have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send your payment to the Funds by the time they price their shares on the following business day. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.


PURCHASING SHARES

Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of each Fund. Orders will be deemed to have been received by the Fund when an authorized broker, or broker authorized designee, receives the order, subject to the order being accepted by the Fund in good form. The orders will be priced at the particular Fund's NAV next computed after the orders are received by the authorized broker, or broker authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular  Mail  Orders.  Payment  for  shares  must be made by check  from a U.S.
financial institution and payable in U.S. dollars. Cash, money orders, and traveler's checks will not be accepted by the Funds. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The particular Fund(s) will charge a $35 fee and may redeem shares of the Fund(s) owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to the applicable Fund, to:

                    Tilson Funds
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to the applicable Fund to your check to ensure proper credit to your account. The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for a SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN and TIN are met.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Funds at 1-888-4TILSON (1-888-484-5766) for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number.

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $100. Before adding funds by bank wire, please call the Funds at 1-888-4TILSON (1-888-484-5766) for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Purchases In Kind. The Advisor generally will not allow purchases in kind, but under exceptional circumstances the Advisor may allow the purchase of shares of the Funds with securities that are eligible for purchase by the Funds (consistent with that particular Fund's investment restrictions, policies, and goals) and that have a value that is readily ascertainable in accordance with the particular Fund's valuation policies. To ascertain whether your securities will qualify to be accepted as a purchase in kind for a particular Fund, please contact the Advisor at 1-888-4TILSON (1-888-484-5766). If accepted, the securities will be valued using the same criteria and methods for valuing securities to compute that particular Fund's NAV.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the respective Fund(s) will automatically charge the shareholder's checking account for the amount specified ($50 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the appropriate Fund.

Exchange Feature. You may exchange shares of any of the Tilson Funds for shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the NAV. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Stock Certificates. The Funds normally do not issue stock certificates. Evidence of ownership of shares is provided through entry in each Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the appropriate Fund(s) will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow a Fund to identify the investor. A Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next NAV calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                      Tilson Funds
                      c/o NC Shareholder Services
                      116 South Franklin Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the applicable Fund, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2) Any required signature  guarantees (see "Signature  Guarantees" below);
         and

     (3) Other supporting  legal documents,  if required in the case of estates,
         trusts,  guardianships,   custodianships,  corporations,  partnerships,
         pension or profit sharing plans, and other entities.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. The Funds may delay forwarding a redemption check for recently purchased shares while the Funds determine whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Funds by telephone. You may also redeem shares by bank wire under certain limited conditions. Each of the Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

Each of the Funds may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

         (1)  Name of Fund;
         (2)  Shareholder(s)  name and account  number;
         (3)  Number of shares or dollar amount to be redeemed;
         (4)  Instructions  for  transmittal  of  redemption   proceeds  to  the
              shareholder; and
         (5)  Shareholder(s)   signature(s)   as   it/they   appear(s)   on  the
              application then on file with the Funds.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Funds. See "Signature Guarantees" below.

Each of the Funds, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Funds' custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Funds, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-888-4TILSON (1-888-484-5766). Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds. Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Funds to be genuine. Each of the Funds will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Funds will not be liable for any losses due to fraudulent or unauthorized instructions. The Funds will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of one or more of the Funds valued at $2,500 or more at the current offering price may establish a systematic withdrawal plan ("Systematic Withdrawal Plan") to receive a monthly or quarterly check in a stated amount (not less than $50). Each month or quarter, as specified, the particular Fund(s) will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. Call or write the Funds for an application form.

Fees on Redemptions. As explained under "Fees and Expenses of the Funds," the Funds charge a Redemption Fee of 2.00% of the amount redeemed on redemptions of Fund shares occurring within one year following the issuance of such shares. The Redemption Fee is not a fee to finance sales or sales promotion expenses, but is paid to the particular Fund to defray the costs of liquidating a shareholder's investment in the Funds and to discourage short-term trading of Fund shares. However, no Redemption Fee will be imposed in the following cases:

        o Redemption of shares purchased through reinvestment of dividends or capital gains distributions;
        o Redemption of shares exchanged for shares of other funds of the Trust;

        o   Amounts representing capital appreciation of shares;
        o Redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 20% per year of a shareholder's account value based on the value of the account at the time the Systematic Withdrawal Plan is established or modified, provided all dividends and distributions are reinvested;
        o   Redemptions of shares to pay fund or account fees;
        o Redemption of shares upon the death or permanent disability of the shareholder. This exemption is available only for shares held at the time of death or initial determination of permanent disability and provided the Fund is notified of the requested exemption at the time of the redemption request; or
        o Mandatory distributions from a tax-deferred retirement plan or IRA. This exemption is available only if the Fund is notified of the requested exemption at the time of the redemption request.

In determining whether a Redemption Fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of shares held by the shareholder for the longest period of time. If shares are held and subsequently redeemed through an omnibus account, the financial intermediary that places the trade with the Fund will be responsible for determining the amount of the Redemption Fee for each respective sale of Fund shares and for the collection of such fees, if any.

Minimum Account Size. The Trustees reserve the right to redeem involuntarily any account having a NAV of less than $2,500 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice. If the shareholder brings his account NAV up to at least $2,500 during the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax. Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

Redemptions In Kind. The Funds do not intend, under normal circumstances, to redeem their shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the particular Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's NAV per share. Shareholders receiving them may incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Funds must pay redemptions in cash, rather than in kind, to any shareholder of record of that Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of that Fund's NAV at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund's election.

Signature Guarantees. To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (1) change of registration requests; (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (3) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (4) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Miscellaneous. The Funds reserve the right to (i) refuse to accept any request to purchase shares of the Funds for any reason; (ii) suspend any redemption request involving recently purchased shares until the check for the recently purchased shares has cleared; or (iii) suspend their offering of shares at any time.


FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions ("Frequent Trading") of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the particular Fund held by long-term shareholders, interference with the efficient management by the Advisor of that Fund's portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for a Fund's portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, a Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Funds may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions or changes in interest rates may create unfavorable market prices for fixed income securities. Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Funds.

The Trustees have adopted a policy with respect to Frequent Trading that is intended to discourage such activity by shareholders of the Funds. The Funds do not accommodate Frequent Trading. Under the adopted policy, the Transfer Agent provides a daily record of shareholder trades to the Advisor (Advisors in the case of the Dividend Fund). The Transfer Agent also monitors and tests shareholder purchase and redemption orders for possible incidents of Frequent Trading. The Advisors have the discretion to limit investments from an investor that the Advisors believe has a pattern of Frequent Trading that the Advisors consider not to be in the best interests of the other shareholders in the respective Fund by that Fund's refusal to accept further purchase and/or exchange orders from such investor. The Funds' policy regarding Frequent Trading is to limit investments from investor accounts that purchase and redeem shares over a period of less than ten days having a redemption amount within ten percent of the purchase amount and greater than $10,000 on two or more occasions during a 60 calendar day period.

In the event such a purchase and redemption pattern occurs, an investor account and any other account with the same taxpayer identification number will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction.

The Advisors intend to apply this policy uniformly, except that the Funds may not be able to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through accounts such as omnibus accounts or accounts opened through third-party financial intermediaries such as broker-dealers and banks ("Intermediary Accounts"). Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange Fund shares without the identity of the particular shareholders being known to that Fund. Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange Fund shares without the identity of the underlying shareholder being known to that Fund. Accordingly, the ability of the Funds to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Funds could identify shareholders who might be engaging in Frequent Trading through such accounts or curtail such trading. In addition, the policy will not apply if the Advisors determine that a purchase and redemption pattern does not constitute Frequent Trading activity, such as inadvertent errors that result in frequent purchases and redemptions. Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where an investor unintentionally or mistakenly invests in a Fund and redeems immediately after recognizing the error). The investor shall have the burden of proving to the sole satisfaction of the Advisors that a frequent purchase and redemption pattern was a result of an inadvertent error. In such a case, the Advisors may choose to accept further purchase and/or exchange orders from such investor account. In addition, the Funds may charge a Redemption Fee on redemptions of Fund shares occurring within one year of the issuance of such shares. The fee is intended to defray the costs of liquidating a shareholder's investment in the Funds and to discourage the short-term trading of Fund shares. See the section entitled "Redeeming Your Shares - Fees on Redemptions" for additional information on the Redemption Fee.


                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------
DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Funds.

The Funds will distribute most of their income and realized gains to their shareholders every year. Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.

Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2006) for all taxable distributions payable to shareholders who fail to provide a Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.


FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand the financial performance of each of the Funds since their inception on March 16, 2005. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Funds. The financial data have been audited by Briggs, Bunting & Dougherty, LLP, an independent registered public accounting firm, whose report covering such periods is incorporated by reference into the SAI. This information should be read in conjunction with the Funds' latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, copies of which may be obtained at no charge by calling the Funds. Further information about the performance of the Funds is contained in the Annual Reports of the Funds, copies of which may also be obtained at no charge by calling the Funds at 1-888-4TILSON (1-888-484-5766).

                                TILSON FOCUS FUND
                                -----------------
                    (For a Share Outstanding Throughout Each Period)

================================================================================
                                                 Year ended        Period ended
                                             October 31, 2006   October 31, 2005
                                                                      (a)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $9.79           $10.00
--------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment loss                                 (0.09)           (0.06)
 Net realized and unrealized gain/(loss) on
 securities and foreign currency translations         2.98            (0.15)
                                                      ----            -----

   Total from Investment Operations                   2.89            (0.21)
                                                      ----            -----
--------------------------------------------------------------------------------
Distributions to shareholders from
 Capital gains                                       (0.08)            0.00
                                                      ----             ----
--------------------------------------------------------------------------------
Paid in Capital from
 Redemption fees                                      0.01             0.00  (b)
                                                      ----             ----
--------------------------------------------------------------------------------
 Net Asset Value, End of Period                     $12.61            $9.79
                                                    ======            =====
--------------------------------------------------------------------------------
Total Return                                         29.74%           (2.10)%(c)
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net Assets, End of Period (in thousands)           $11,290           $6,274
 Net Assets for the Period (in thousands)           $ 8,663           $4,558
--------------------------------------------------------------------------------
 Ratio of Gross Expenses to Average Net Assets (e)    3.47%            6.22% (d)
 Ratio of Net Expenses to Average Net Assets (e)      2.01%            1.95% (d)
 Ratio of Net Investment Loss to Average Net
 Assets                                              (0.97)%          (1.33)%(d)
--------------------------------------------------------------------------------
   Portfolio Turnover Rate                           84.67%           79.96%
================================================================================
(a) For the period from March 16, 2005 (date of initial public investment) to October 31, 2005.
(b)  Actual amount is less than $0.01 per share.
(c)  Not annualized.
(d)  Annualized.
(e) The expense ratios listed above reflect total expenses prior to any reimbursements (gross expense ratio) and after any reimbursements (net expense ratio).

                              TILSON DIVIDEND FUND
                              --------------------

                    (For a Share Outstanding Throughout Each Period)

================================================================================
                                                 Year ended        Period ended
                                             October 31, 2006   October 31, 2005
                                                                      (a)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $10.32           $10.00
--------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment loss                                  0.04            (0.01)
 Net realized and unrealized gain/(loss) on
 securities and foreign currency translations         2.25            (0.33)
                                                      ----            -----
  Total from Investment Operations                    2.29            (0.32)
                                                      ----            -----
--------------------------------------------------------------------------------
Paid in Capital from
 Redemption fees                                      0.00 (b)         0.00
                                                      ----             ----
--------------------------------------------------------------------------------
 Net Asset Value, End of Period                     $12.61           $10.32
                                                    ======           ======
--------------------------------------------------------------------------------
Total Return                                         22.19%            3.20)%(c)
--------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------
 Net Assets, End of Period (in thousands)            $6,650           $3,835
 Net Assets for the Period (in thousands)            $5,238           $2,559
--------------------------------------------------------------------------------
 Ratio of Gross Expenses to Average Net Assets (e)    4.54%            6.22% (d)
 Ratio of Net Expenses to Average Net Assets (e)      1.95%            1.95% (d)
 Ratio of Net Investment Loss to Average Net
 Assets                                               0.39%           (0.14)%(d)
--------------------------------------------------------------------------------
   Portfolio Turnover Rate                           99.10%           31.13%
================================================================================

(a) For the period from March 16, 2005 (date of initial public investment) to October 31, 2005.
(b)  Actual  amount is less than $0.01 per share.
(c)  Not annualized.
(d)  Annualized.
(e) The expense ratios listed above reflect total expenses prior to any reimbursements (gross expense ratio) and after any reimbursements (net expense ratio).

                             ADDITIONAL INFORMATION


________________________________________________________________________________

                                TILSON FOCUS FUND
                              TILSON DIVIDEND FUND

________________________________________________________________________________

Additional information about the Funds is available in the Funds' SAI, which is incorporated by reference into this Prospectus. Additional information about the Funds' investments is available in the Funds' Annual and Semi-annual Reports to shareholders. The Funds' Annual Reports will include a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Funds or make shareholder inquiries) as follows:

         By telephone:              1-888-4TILSON
                                    (1-888-484-5766)

         By mail:                   Tilson Funds
                                    c/o NC Shareholder Services
                                    116 South Franklin Street
                                    Post Office Box 4365
                                    Rocky Mount, North Carolina  27803-0365

         By e-mail:                 info@nottinghamco.com

         On the Internet:           www.nottinghamco.com

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                      Investment Company Act file number 811-21606

                                     PART B
                                     ------


                                    FORM N-1A

                       STATEMENT OF ADDITIONAL INFORMATION


                                TILSON FOCUS FUND
                              TILSON DIVIDEND FUND

                              Each a series of the
                             TILSON INVESTMENT TRUST
                        145 East 57th Street, Suite 1100
                            New York, New York 10022
                    Telephone 1-888-4TILSON (1-888-484-5766)

                                February 28, 2007



                                Table of Contents

      OTHER INVESTMENT POLICIES.............................................2
      INVESTMENT LIMITATIONS...............................................13
      PORTFOLIO TRANSACTIONS...............................................14
      NET ASSET VALUE......................................................15
      ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.......................15
      DESCRIPTION OF THE TRUST.............................................16
      ADDITIONAL INFORMATION CONCERNING TAXES..............................17
      MANAGEMENT AND OTHER SERVICE PROVIDERS...............................19
      SPECIAL SHAREHOLDER SERVICES.........................................27
      DISCLOSURE OF PORTFOLIO HOLDINGS.....................................29
      ADDITIONAL INFORMATION ON PERFORMANCE................................29
      FINANCIAL STATEMENTS.................................................32
      APPENDIX A - DESCRIPTION OF RATINGS..................................33
      APPENDIX B - PROXY VOTING POLICIES...................................37






This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus, dated the same date as this SAI, for the Tilson Focus Fund and the Tilson Dividend Fund (each referred to as "Fund" and collectively, the "Funds") and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Funds' Prospectus and Annual Reports may be obtained at no charge by writing or calling the Funds at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                            OTHER INVESTMENT POLICIES

The Tilson Focus Fund ("Focus Fund") and the Tilson Dividend Fund ("Dividend Fund") are non-diversified series of the Tilson Investment Trust ("Trust"). The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") and was organized on April 23, 2004 as a Delaware statutory trust. The following policies supplement the Funds' investment objectives and policies as set forth in the Prospectus for the Funds. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Funds may invest.

Repurchase Agreements. Each Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time a Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale generally will normally occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust's Board of Trustees (each a "Trustee" and collectively, "Trustees") has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for any repurchase obligations. Additionally, T2 Partners Management LP, the Funds' investment advisor ("Advisor"), and additionally in the case of the Dividend Fund, Centaur Capital Partners, L.P., the Dividend Fund's investment sub-advisor ("Sub-Advisor"), will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, a Fund will retain or attempt to dispose of the collateral. A Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. A Fund will not enter into any repurchase agreement that would cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days.

Money Market Instruments. The Funds may invest in money market instruments which may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Funds. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When a Fund acquires a Banker's Acceptance, the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured, interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper is usually sold on a discounted basis rather than as an interest-bearing instrument and its maturities generally range from 2 to 270 days. The Funds will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or, if not rated, of equivalent quality in the opinion of the Advisor, with respect to the Focus Fund, and of the Advisor and Sub-Advisor (collectively, "Advisors", meaning the Advisor with respect to the Focus Fund and the Advisor and/or Sub-Advisor with respect to the Dividend Fund) in the case of the Dividend Fund. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Funds only through the Master Note program of the Funds' custodian bank, acting as administrator thereof. The Advisors will monitor, on an ongoing basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Funds.

Funding Agreements. The Funds may invest in various types of funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protection under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

Investment Companies. Federal securities laws limit the extent to which a Fund can invest in other investment companies. Consequently, the Funds will not acquire securities of any one investment company if, immediately thereafter, a Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of a Fund's total assets, or securities issued by such company and securities held by a Fund issued by other investment companies would have an aggregate value in excess of 10% of a Fund's total assets, except as otherwise permitted by SEC rules. To the extent a Fund invests in other investment companies, the shareholders of a Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing, and other operational expenses. Shareholders of a Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Equity Securities. The equity portion of the Funds' portfolio will generally be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of the Funds' portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Funds own, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

Convertible Securities. Although the equity investments of the Funds consist primarily of common and preferred stocks, the Fund may buy securities convertible into common stock if, for example, the Advisors believe that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase by the Funds include convertible bonds, convertible preferred stock, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of the Funds; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. The Funds' ability to invest in warrants may be limited by the Funds' investment restrictions.

Companies With Unusual Valuations Based Upon Many Traditional Methods. The Funds may invest in securities of companies whose market prices grow and very quickly reflect unreasonable valuations by traditional valuation techniques. Many of these types of companies have a low level of revenues relative to their market capitalization, and many are not yet profitable.

Since the prices of the securities of these companies do not reflect the usual relationships between price and corporate revenues, income, or profits, investments in these securities are accompanied by a substantial risk of loss because of the their volatility and speculative nature. Numerous factors may cause the prices of these securities to fall precipitously, which may cause the Funds to sustain substantial losses on any investments in such companies. These factors include, but are not limited to, market participants evaluating these securities using more traditional valuation techniques, investors taking less interest in these securities, a general downturn in the market for these securities, or adverse changes in market participants' expectations regarding the potential markets, revenues, income, or profitability for these types of companies.

Foreign Securities. The Funds may invest directly in foreign securities traded on U.S. national exchanges or over-the-counter domestic exchanges; foreign securities represented by American Depository Receipts ("ADRs"), as described below; and foreign securities traded on foreign exchanges. The Funds may also invest in foreign currency-denominated fixed-income securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic  issuers.  Investments in foreign  securities  also involve the risk of
possible  adverse  changes  in  investment  or  exchange  control   regulations,
expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than would apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for a Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income that a Fund receives from its investments.

ADRs provide a method whereby the Funds may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

Corporate and Municipal Debt Securities. The Funds may invest in fixed income investments, including corporate, municipal, or other government debt securities. Corporate and municipal debt obligations purchased by the Fund may be any credit quality, maturity or yield. Accordingly, the Funds' debt securities may include "investment grade" securities (those rated at least Baa by Moody's, BBB by S&P or Fitch, or if not rated, of equivalent quality in the Advisors' opinion). In addition, the Funds' debt securities may include lower-rated debt securities including, without limitation, junk bonds. Debt obligations rated Baa by Moody's or BBB by S&P's or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Debt obligations rated lower than Baa by Moody's or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal. Descriptions of the quality ratings of Moody's, S&P, and Fitch are contained in this SAI. While the Advisors utilize the ratings of various credit rating services as one factor in establishing creditworthiness, they rely primarily upon their own analysis of factors establishing creditworthiness.

U.S. Government Securities. The Funds may invest in U.S. Government securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA"), as well as obligations of U.S. Government authorities, agencies, and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Housing Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. Government securities may also be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of a Fund's shares.

Real Estate Securities. Although the Funds will not invest directly in real estate, the Funds may invest in securities of issuers primarily engaged in or related to the real estate industry. The Funds may invest in real estate investment trusts ("REITs") and real estate operating companies, as well as other types of real estate securities such as publicly traded common stock, preferred stock, limited partnerships (including real estate master limited partnerships), rights or warrants to purchase common stock or convertible securities of corporations engaged in real estate development or companies whose financial prospects are deemed by the Advisors to be real estate oriented and consistent with the Fund's investment objectives. A REIT is a pooled investment vehicle that is organized as a corporation or business trust which invests primarily in income producing real estate or real estate loans or interests. Therefore, an investment in REITs or other real estate securities is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds;
overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REIT's investments are concentrated geographically, by property type or in certain other respects, the REIT may be subject to certain of the foregoing risks to a greater extent. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC"). No purchase price is paid or received when the contract is entered into. Instead, a Fund, upon entering into a futures contract (and to maintain a Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Funds expect to earn interest income on their initial and variation margin deposits.

The Funds will incur brokerage fees when they purchase and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for a Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities  Index  Futures  Contracts.  Purchases or sales of  securities  index
-------------------------------------
futures contracts may be used in an attempt to protect the Funds' current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options  on  Futures  Contracts.  The Funds  may  purchase  exchange-traded  and
-------------------------------
non-exchange traded call and put options on futures contracts and write exchange-traded and non-exchange traded call options on futures contracts. Certain of these put and call options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. Other such put and call options are not traded on exchanges but are traded in secondary markets. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

The Funds will write only options on futures contracts that are "covered." A Fund will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, a Fund segregates with its custodian cash, U.S. government securities, or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Fund will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, a Fund owns a security deliverable under the futures contract. A Fund will be considered "covered" with respect to a call option it has written on a securities index future if a Fund owns, so long as a Fund is obligated as the writer of the call, securities the price changes of which are, in the opinion of the Advisors, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Fund writes options on futures contracts, a Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the particular Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for a Fund. If the option is exercised, a Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by the Funds to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when the particular Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of a Fund's securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities a Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations  on Purchase  and Sale of Futures  Contracts  and Options on Futures
-------------------------------------------------------------------------------
Contracts.  Futures  contracts and options on futures  contracts can be volatile
---------
instruments and involve certain risks. If the Advisors apply a hedge at an inappropriate time or judge market movements incorrectly, options and futures strategies may lower a Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market. The Funds will not engage in transactions in futures contracts and related options for speculation. In addition, the Funds will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of a Fund's total assets. In instances involving the purchase of futures contracts or the writing of covered put options thereon by a Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with a Fund's custodian, thereby ensuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of covered call options thereon by a Fund, the securities underlying such futures contracts or covered options will at all times be maintained by a Fund or, in the case of index futures and related options, a Fund will own securities the price changes of which are, in the opinion of the Advisors, expected to replicate substantially the movement of the index upon which the futures contract or covered option is based.

Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period. In contrast, a call option is uncovered (or naked) when the writer of the call option does not simultaneously own the underlying security on which the call option is written (or does not own a security convertible into such security without additional consideration) during the entire option period. The risks associated with covered option transactions include the following: (i) the success of a hedging strategy may depend on the ability of the Advisors to predict movements in the prices of the individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in the market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. This is because if the Fund's underlying stock runs up past the option strike price the option holder may exercise the option to purchase the shares at the agreed upon price. The Fund's profits in this scenario will be limited to the difference between the purchase price and the strike price, plus the option premium received.

Writing Covered Call Options.  The Funds will write covered call options both to
----------------------------
reduce the risks associated with certain of their investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Fund will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Fund owns securities not subject to a call option, a Fund, in writing covered call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that, in such circumstances, the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Fund may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by a Fund. When an underlying security is sold from a Fund's securities portfolio, a Fund will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options.  The writer of a put option  becomes  obligated to purchase
-------------------
the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. If a Fund writes a put option, a Fund will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, U.S. government securities, or other liquid securities having a value equal to or greater than the exercise price of the option.

A Fund may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by a Fund, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. A Fund may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Fund will continue to receive interest or dividend income on the security. A Fund may also purchase call options on securities to close out positions. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Securities Index Options. A Fund may write puts, write (or sell) covered call options, and purchase put and call options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Fund's securities or securities it intends to purchase. The Funds will only write call options that are "covered". A call option on a securities index is considered covered, for example, if, so long as a Fund is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Advisors, expected to replicate substantially the movement of the index or indexes upon which the options written by a Fund are based. If the Fund writes a put on a securities index, the Fund will be considered to "cover" it, for example, by segreating with its custodian cash, U.S. government securities, or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 Total Return Index or the NYSE Composite Index, or a narrower market index such as the S&P 100 Index. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

The Funds' use of securities index options is subject to certain risks. A Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on securities indexes, depends on the degree to which price movements in the underlying index correlate with the price movements in a Fund's portfolio securities. Consequently, a Fund will bear the risk that the prices of its portfolio securities being hedged will not move in the same amount as the prices of a Fund's put options on the securities indexes. It is also possible that there may be a negative correlation between the index and a Fund's portfolio securities that would result in a loss on both such portfolio securities and the options on securities indexes acquired by a Fund.

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

A Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities a Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Advisor will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if a Fund's prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, a Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

        o current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

        o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

        o   differences  between  the  derivatives,  such  as  different  margin
            requirements,   different   liquidity  of  such   markets,  and  the
            participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments precisely over time.

Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. Although a Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

        o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

        o   have to purchase or sell the instrument underlying the contract;

        o   not be able to hedge its investments; and

        o   not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

        o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;

        o unusual or unforeseen circumstances may interrupt normal operations of an exchange;

        o the facilities of the exchange may not be adequate to handle current trading volume;

        o   equipment  failures,   government  intervention,   insolvency  of  a
            brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or

        o investors may lose interest in a particular derivative or category of derivatives.

If the Advisor incorrectly predicts stock market and interest rate trends, a Fund may lose money by investing in derivatives. For example, if a Fund were to write a call option based on the Advisor's expectation that the price of the underlying security would fall, but the price were to rise instead, a Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor's expectation that the price of the underlying security would rise, but the price were to fall instead, a Fund could be required to purchase the security upon exercise at a price higher than the current market price.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:

        o   actual and anticipated changes in interest rates;

        o   fiscal and monetary policies; and

        o   national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Funds may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Forward Commitment & When-Issued Securities. The Funds may purchase securities on a when-issued basis or for settlement at a future date if a Fund holds sufficient assets to meet the purchase price. In such purchase transactions, a Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, a Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Funds would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, a Fund may sell such a security prior to the settlement date if the Advisors feels such action is appropriate. In such a case, a Fund could incur a short-term gain or loss.

Illiquid Investments. The Funds may invest up to 15% of their net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. The following securities may be considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities, restricted securities, assignments, participations, investment certificates, and certain limited partnerships. Under the supervision of the Trustees, the Advisors determine the liquidity of the Fund's investments, and through reports from the Advisors, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisors may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Restricted Securities. Within their limitation on investment in illiquid securities, the Funds may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. Restricted Securities which can be offered and sold to qualified institutional buyers under Rule 144A of the 1933 Act ("144A Securities") and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.

Lending of Portfolio Securities. In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisors have determined are creditworthy under guidelines established by the Board of Trustees. In determining whether a Fund will lend securities, the Advisors will consider all relevant facts and circumstances. The Funds may not lend securities to any company affiliated with the Advisors. Each loan of securities will be collateralized by cash, securities, or letters of credit. A Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Short Sales. The Focus Fund may commit up to 25% of the Focus Fund's assets in short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, the Focus Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Focus Fund then sells the borrowed security to a buyer in the market. The Focus Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Focus Fund is required to pay the broker-dealer lender any dividends or interest that accrue during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

The Focus Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Focus Fund replaces the borrowed security. The Focus Fund will realize a gain if the security declines in price between those dates. Short sales involve leverage, which may exaggerate a gain or loss. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest, or expenses the Focus Fund may be required to pay in connection with a short sale. The use of borrowing and short sales may cause the Fund to incur higher expenses (especially interest and dividend expenses) than those of other equity mutual funds. When the Focus Fund makes a short sale, the Focus Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Focus Fund's books and/or in a segregated account at the Focus Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and/or transaction costs due to the broker-dealer lender. In determining the amount to be segregated, any securities that have been sold short by the Focus Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet the Focus Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Focus Fund's short position obligations.

In addition, the Focus Fund may make short sales "against the box" i.e., when the Focus Fund sells a security short when the Focus Fund has segregated securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. The Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

Lack of Diversification. The Funds are non-diversified funds, which means that the Trust has not made an election to be a "diversified" investment company under the 1940 Act. Most mutual funds elect to be "diversified" funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it can hold a relatively small number of securities in its portfolio. Even a non-diversified fund has to have some diversification for tax purposes, though. Under the tax code, all mutual funds are required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of a Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, limited with respect to any one issuer for the purposes of this calculation to an amount not greater than 5% of the value of a Fund's total assets; and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Subject to the requirements of the U.S. tax code and the Funds' investment restrictions (see description below under "Investment Limitations"), the Fund may make significant investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of Fund investments exposes the Fund to additional risks, and greater potential for significant share price fluctuation. The Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund's performance and the value of each shareholder's investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the fund than it would have in a diversified fund.

Borrowing. To the extent permitted under the 1940 Act and other applicable law, the Funds may borrow money from banks in order to meet redemption requests. In the event that a Fund should ever borrow money under these conditions, such borrowing could increase the Fund's costs and thus reduce the value of the Fund's assets and returns to shareholders.

                             INVESTMENT LIMITATIONS

Each Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of a Fund. A "majority" for this purpose, means, with respect to a Fund, the lesser of (i) 67% of a Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented or (ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

Fundamental Limitations. As a matter of fundamental policy, neither the Focus Fund nor the Dividend Fund may:

(1) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions). For purposes of this limitation, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits, or other use of a margin account are not considered purchasing securities on margin.

(2)      Issue senior securities, except as permitted by the 1940 Act;

(3) Borrow money, except to the extent permitted under the 1940 Act and other applicable law (including, without limitation, borrowing to meet redemptions). For purposes of this investment limitation, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(4) Pledge, mortgage, or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(5) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(6) Make investments for the purpose of exercising control or management over a portfolio company;

(7) Invest in securities of other registered investment companies, except as permitted under the 1940 Act;

(8) Make loans, provided that the Funds may lend their portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this limitation, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements shall not be deemed to be the making of a loan;

(9) Purchase or sell real estate or interests in real estate; provided, however, that the Funds may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities); and

(10) Invest in commodities, except that the Funds may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

Non-Fundamental   Limitation.   The  following  investment   limitation  is  not
fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Funds may not:

        Invest in interests in oil, gas, or other mineral exploration or development programs, although the Funds may invest in the common stock of companies which invest in or sponsor such programs.

With respect to the "fundamental" and "non-fundamental" investment limitations above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisors are responsible for, make decisions with respect to, and place orders for all purchases and sales of portfolio securities for the Funds.

The annualized portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of each Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable a Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and each Fund may engage in short-term trading to achieve its investment objectives. High rates of portfolio turnover could lower performance of the Funds due to increased transaction costs and may also result in realization of short-term capital gains taxed at ordinary income tax rates.

Purchases of money market instruments by the Funds are made from dealers, underwriters, and issuers. The Funds currently do not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, which may include a dealer mark-up, or otherwise involve transactions directly with the issuer of an instrument.

Normally, most of the Funds' fixed income portfolio transactions will be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer mark-up. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisors, in their sole discretion, believe such practice to be otherwise in a Fund's interest.

The Funds have adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. In accordance with these policies and procedures, in executing Fund transactions and selecting brokers or dealers, the Advisors will seek to obtain the best overall terms available for each Fund. In assessing the best overall terms available for any transaction, the Advisors shall consider factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may not be considered when determining the firms that are to execute brokerage transactions for the Funds.

The Advisors will not use "soft dollar" commissions or rebates by brokerage firms of commissions generated by securities transactions of the Funds executed through those firms to pay expenses of the Advisors.

The Advisors may utilize a brokerage firm affiliated with the Trust or the Advisors if they believe they can obtain the best execution of transactions from such broker. The Funds will not execute portfolio transactions through, acquire securities issued by, make savings deposits in, or enter into repurchase agreements with the Advisors or an affiliated person of the Advisors (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. In addition, the Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisors, or an affiliated person of the Advisors, are members, except to the extent permitted by the SEC. Under certain circumstances, the Funds may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for a Fund will be made independently from those for the other Fund and any other series of the Trust, and for any other investment companies and accounts advised or managed by the Advisors. Such other investment companies and accounts may also invest in the same securities as a Fund. To the extent permitted by law, the Advisors may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for another Fund or other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisors believe to be equitable to a Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

For the fiscal years ended October 31, 2006 and 2005, the Focus Fund paid brokerage commissions of $11,910 and $4,511, respectively, and the Dividend Fund paid brokerage commissions of $12,395 and $3,364, respectively.


                                 NET ASSET VALUE

The net asset value per share of each Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m., Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund's net asset value is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr., Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value of each class of the Funds' shares will not be calculated.

The net asset value per share of each Fund is calculated separately by adding the value of a Fund's securities and other assets belonging to a Fund, subtracting the liabilities charged to a Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of a Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular fund. Assets belonging to a Fund are charged with the direct liabilities of a Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a Fund are conclusive.

The pricing and valuation of portfolio securities are determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. In valuing the Funds' total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.



                     ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of each Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Funds' distributor, Capital Investment Group, Inc. ("Distributor"), or the Funds directly. Selling dealers have the responsibility of transmitting orders promptly to the Funds. The public offering price of shares of each Fund equals net asset value.

The purchase price of shares of each Fund is the net asset value next determined after the order is received, subject to the order being accepted by the Funds in good form. Net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for trading (currently 4:00 p.m., Eastern time, Monday through Friday, except when the NYSE closes earlier), as described under "Net Asset Value" above. The net asset value per share of each Fund is not calculated on business holidays when the NYSE is closed. An order received prior to the time regular trading closes on the NYSE will be executed at the price caculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price caluclated as of that time on the next business day.

Each Fund reserves the right in its sole discretion to (i) suspend the offering of its shares, (ii) reject purchase orders when in the judgment of management such rejection is in the best interests of the Fund and its shareholders, and
(iii) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies of scale can be achieved in sales of Fund shares.

Redemptions. Under the 1940 Act, each Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Each Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "Investing in the Funds - Redeeming Your Shares," each Fund may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

No charge is made by the Funds for redemptions other than the possible charge for wiring redemption proceeds, and the assessment in certain cases of a redemption fee on redemptions of Fund shares occurring within one year following the issuance of such shares. For information on the redemption fee, see "Redeeming Your Shares - Fees on Redemptions" in the Prospectus.


                            DESCRIPTION OF THE TRUST

The Trust, which is an unincorporated statutory trust organized under Delaware law on April 23, 2004, is an open-end investment management company. The Trust's Agreement and Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust Instrument currently provides for the shares of two series: the Tilson Focus Fund and the Tilson Dividend Fund, both managed by T2 Partners Management LP and, in the case of the Dividend Fund, sub-advised by Centaur Capital Partners, L.P. of New York, New York and Southlake, Texas, respectively. Each Fund currently has only one class of shares. The number of shares of each series shall be unlimited. The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as each Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series-by-series basis except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of the appointment of an independent registered public accounting firm for the Trust, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders can only be modified by a majority vote.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of each Fund will be fully paid and non-assessable.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. Subject to the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including each Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended ("Code"), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities, or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more publicly traded partnerships. Each Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Funds may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If a Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Funds to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Funds as qualifying for the DRD.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares. All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each series of the Trust, including each Fund, will designate (i) any dividend of qualified dividend income as qualified dividend income, (ii) any tax-exempt dividend as an exempt-interest dividend, (iii) any distribution of long-term capital gains as a capital gain dividend, and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

To the extent that a distribution from the Funds is taxable, it is generally included in a shareholder's gross income for the taxable year in which the shareholder receives the distribution. However, if a Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including each Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2007) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI (or other applicable form) with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder. Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.

The Funds will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                     MANAGEMENT AND OTHER SERVICE PROVIDERS

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds.

Trustees and Officers

The Trustees are responsible for the management and supervision of the Funds. The Trustees set broad policies for the Funds and choose the Funds' officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees"), the Trustee who is an "interested person" as defined in the 1940 Act ("Interested Trustee"), and each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 145 East 57th Street, Suite 1100, New York, New York 10022.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                     Portfolios
                                                                                       in Fund
                      Position(s)    Length                                             Complex
  Name, Age,           held with     of Time         Principal Occupation(s)          Overseen by        Other Directorships
  and Address         Fund/Trust     Served          During Past 5 Years               Trustee            Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
                                                    INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson, 74     Trustee,     Since       Retired    since    January    2000;     2       Independent  Trustee  of Gardner
                        Chairman     12/2004     Previously,    President,    Brinson             Lewis  Investment  Trust for the
                                                 Investment       Co.       (personal             three   series  of  that  trust;
                                                 investments) and President,  Brinson             Hillman    Capital    Management
                                                 Chevrolet, Inc. (auto dealership).               Investment  Trust  for  the  two
                                                                                                  series   of  that   trust;   New
                                                                                                  Providence  Investment Trust for
                                                                                                  the one  series  of that  trust;
                                                                                                  and  The  Nottingham  Investment
                                                                                                  Trust II for the six  series  of
                                                                                                  that   trust   (all   registered
                                                                                                  investment companies).
-----------------------------------------------------------------------------------------------------------------------------------
Theo H. Pitt, Jr., 70   Trustee      Since       Senior Partner,  Community Financial     2       Independent  Trustee  of Gardner
                                     12/2004     Institutions    Consulting,    Rocky             Lewis  Investment  Trust for the
                                                 Mount,  North  Carolina  since  1997             three  series of that  trust and
                                                 and  Account  Administrator,  Holden             Hillman    Capital    Management
                                                 Wealth  Management Group of Wachovia             Investment  Trust  for  the  two
                                                 Securities  (money  management firm)             series   of  that   trust   (all
                                                 since September 2003.                            registered investment companies).
-----------------------------------------------------------------------------------------------------------------------------------
                                                    INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Whitney R. Tilson, 40   Trustee,     Since       Founder  and  Managing  Partner,  T2     2       Member of the Board of Directors
                        President    12/2004     Partners   Management  LP  (formerly             of  Cutter  &  Buck  Inc.  since
                        (Principal               Tilson  Capital  Partners  LLC)  and             September, 2004.
                        Executive                various  affiliated  entities  since
                        Officer)                 1998.
-----------------------------------------------------------------------------------------------------------------------------------

Basis of Interestedness: Mr. Tilson is an  Interested  Trustee  because  he is  a Managing Member of T2 Partners Management LP, the
investment advisor of the Funds.
-----------------------------------------------------------------------------------------------------------------------------------
                                                              OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Glenn H. Tongue, 47     Vice-        Since       Fund     Manager,     T2    Partners     n/a                 n/a
                        President    12/2004     Management   LP  since  April  2004;
                        Treasurer                Investment  Banker,  UBS (investment
                        (Principal               banking  firm) from  January 2002 to
                        Financial                March 2003;  previously,  Executive,
                        Officer)                 DLJdirect (on-line brokerage firm).
-----------------------------------------------------------------------------------------------------------------------------------
Julian G. Winters, 38   Secretary    Since       Vice    President-Compliance             n/a                 n/a
116 S. Franklin Street  and          12/2004     Administration,          The
Rocky Mount, NC  27804  Assistant                Nottingham Company.
                        Treasurer
-----------------------------------------------------------------------------------------------------------------------------------

Trustee Standing Committees. The Board of Trustees has established the following standing committees:

         Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met once during the Funds' last fiscal year.

         Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of Independent Trustees is in the sole and exclusive discretion of the Nominating Committee. The Nominating Committee meets only as necessary and did not meet during the Funds' last fiscal year. The Nominating Committee will not consider nominees recommended by shareholders of the Trust.

         Proxy Voting Committee: The Independent Trustees are the current members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Funds should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Funds is entitled to vote presents a conflict between the interests of the Funds' shareholders, on the one hand, and those of the Funds' Advisors, principal underwriter or an affiliated person of the Funds, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if the Funds should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which the Funds are eligible to participate presents a conflict between the interests of the Funds' shareholders, on the one hand, and those of the Advisor, on the other hand. The Proxy Voting Committee meets only as necessary and did not meet during the Funds' last fiscal year.

         Qualified Legal Compliance Committee: The Independent Trustees are the current members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Funds' last fiscal year.

Beneficial Equity Ownership Information. The table below shows the amount of the Funds' equity securities beneficially owned by the Trustees and the aggregate value of all of the Trustee's investments in equity securities of the Trust complex as of a valuation date of December 31, 2006. The values are stated using the following ranges: A = none; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

--------------------------------------------------------------------------------
                                                             Aggregate Dollar
                                              Dollar         Range of Equity
                                             Range of    Securities in All Funds
                                              Equity         Overseen or to be
                                             Securities   Overseen by Trustee in
                                              in the        Family of Investment
Name of Trustee       Funds        Fund       Fund              Companies*
--------------------------------------------------------------------------------
                                INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
Jack E. Brinson     Focus Fund                  B
--------------------------------------------------------------------------------
                    Dividend Fund               B
--------------------------------------------------------------------------------
                                                                    C
--------------------------------------------------------------------------------
Theo H. Pitt, Jr.   Focus Fund                  B
--------------------------------------------------------------------------------
                    Dividend Fund               B
--------------------------------------------------------------------------------
                                                                    B
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             Aggregate Dollar
                                              Dollar         Range of Equity
                                             Range of    Securities in All Funds
                                              Equity         Overseen or to be
                                             Securities   Overseen by Trustee in
                                              in the        Family of Investment
Name of Trustee       Funds        Fund       Fund              Companies*
--------------------------------------------------------------------------------
                                INTERESTED TRUSTEE
--------------------------------------------------------------------------------
Whitney R. Tilson   Focus Fund                  B
--------------------------------------------------------------------------------
                    Dividend Fund               C
--------------------------------------------------------------------------------
                                                                    D
--------------------------------------------------------------------------------
                *Includes the two funds of the Trust.

Ownership of Securities of Advisors, Distributor, or Related Entities. As of December 31, 2006, the Independent Trustees and/or their immediate family members owned no securities of the Advisors, Distributor, or any entity controlling, controlled by, or under common control with the Advisors or Distributor.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $2,000 each year plus $500 per series of the Trust per meeting attended in person and $200 per series of the Trust per meeting attended by telephone. The Trust expects that half of the fees received by such Trustees will be invested in shares of the particular Fund on that Trustee's (or Trustee designee's) behalf on the date they are received. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following table presents the estimated compensation for each Trustee for the fiscal year ending October 31, 2006:

                                                Compensation Table
-----------------------------------------------------------------------------------------------------------------------------
                            Aggregate               Pension or                                    Total Compensation
                           Compensation          Retirement Benefits        Estimated Annual      From Fund and Fund
                          From Each of the       Accrued As Part of          Benefits Upon         Complex Paid to
 Name of Trustee             Funds               Fund Expenses                Retirement             Trustees*
-----------------------------------------------------------------------------------------------------------------------------
                                             INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
 Jack E. Brinson            $2,500                    None                     None                   $5,000
-----------------------------------------------------------------------------------------------------------------------------
 Theo H. Pitt, Jr.          $2,500                    None                     None                   $5,000
-----------------------------------------------------------------------------------------------------------------------------
                                             INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
 Whitney R. Tilson           None                     None                     None                    None
-----------------------------------------------------------------------------------------------------------------------------

* Each of the Trustees serves as a Trustee to the two funds of the Trust.

Code of Ethics. The Trust, Advisor, and Sub-Advisor each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, Advisor, and Sub-Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

No later than August 31 of each year, the Funds file Form N-PX with the SEC. Form NP-X states how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30. The Funds' proxy voting records, as set forth in the most recent Form N-PX filing, are available upon request, without charge, by calling the Funds at 1-888-4TILSON (1-888-484-5766); and (ii) on the SEC's website at http://www.sec.gov/.

Principal Holders of Voting Securities. As of January 31, 2007, the Trustees and officers of the Trust, as a group, owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of the Focus Fund and the Dividend Fund, respectively. On that same date, the shareholder(s) listed below owned of record more than 5% of the outstanding shares of the Funds. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Funds as of January 31, 2007.

                               FOCUS FUND

Name and Address of                  Amount and Nature of
Beneficial Owner                     Beneficial Ownership                Percent
----------------                     --------------------                -------
Gotham Capital V, LLC                103,189.080 Shares                   9.13%
520 Madison Ave.
35th Floor
New York,  NY 10022

National Investor Services Corp.     95,717.778 Shares                    8.47%
for the Exclusive Benefits of its
Customers
100 Wall Street 24th Floor
New York,  NY 10005


                               DIVIDEND FUND


Name and Address of                  Amount and Nature of
Beneficial Owner                     Beneficial Ownership                Percent
----------------                     --------------------                -------
Royce Family Investments LLC         53,946.759  Shares                   8.71%
8 Sound Shore Drive
Greenwich, CT 06830


Investment Advisor. Information about T2 Partners Management LP, 125 East 57th Street, Suite 1100, New York, New York 10022, and its duties and compensation as Advisor, is contained in the Prospectus. The Advisor supervises the Funds'
investments pursuant to the Investment Advisory Agreement ("Advisory Agreement"). The Advisory Agreement was effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees, provided the continuance is also approved by a majority of the Trustees who are neither parties to the Advisory Agreement nor interested persons of any such party, or by vote of a majority of the Fund's outstanding voting securities. The Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the respective Fund or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act. As of October 31, 2006, the Advisor also owned 2% of the Sub-Advisor.

The Advisor manages the Funds' investments in accordance with the stated policies of the Funds, subject to the approval of the Trustees. The Advisor is responsible for investment decisions and provides the Funds with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. A management team consisting of Whitney R. Tilson and Glenn H. Tongue is responsible for the day-to-day management of the Funds' portfolio.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Agreement, except: a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or a loss resulting from the Advisor's reckless disregard of its duties and obligations under the Agreement.

With respect to the Focus Fund, the Advisor receives monthly compensation which is a variable performance incentive fee comprised of an annual fixed rate fee of 1.50% of average daily net assets (fulcrum fee), which is subject to a monthly performance incentive fee adjustment (performance adjustment) in accordance with a schedule of rates as described in the Prospectus. With respect to the Dividend Fund, the Advisor receives a monthly management fee equal to an annual rate of 1.50% of the Dividend Fund's net assets. In addition, the Advisor and the Funds have entered into an Expense Limitation Agreement under which the Advisor has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Funds for certain months and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, investment advisory and/or variable performance incentive fees paid to the Advisor, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 0.45% of the average daily net assets of each of the Funds for the fiscal year ending October 31, 2006 as indicated in the Prospectus. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Trustees. For the fiscal year ended October 31, 2006, the Advisor earned $129,948 in fulcrum fees and $5,608 in performance adjustment fees and reimbursed a portion of the expenses in the amount of $126,485 with respect to the Focus Fund. For the fiscal year ended October 31, 2006, the Advisor earned fees in the amount of $78,577 and reimbursed a portion of the expenses in the amount of $135,673 with respect to the Dividend Fund. For the fiscal year ended October 31, 2005, the Advisor earned $43,086 with respect to the Focus Fund and $24,184 with respect to the Dividend Fund, but these fees were allocated back to the respective Fund by the Advisor to help offset amounts due from the Advisor to the Funds pursuant to the Expense Limitation Agreement.

Investment Sub-Advisor. Information about the Dividend Fund's Sub-Advisor, Centaur Capital Partners, L.P., Southlake Town Square, 1460 Main Street, Suite 234, Southlake, TX 76092 and its duties and compensation as Sub-Advisor is contained in the Prospectus. The Sub-Advisor assists the Advisor in supervising the Dividend Fund's investments pursuant to the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement"). The Sub-Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees, provided the continuance is also approved by a majority of the Trustees who are niether parties to the Sub-Advisory Agreement nor interested persons of any such party, or by vote of a majority of the Dividend Fund's outstanding voting securities. The Sub-Advisory Agreement is terminable without penalty on 60-days notice by the Trustees, by the Advisor or Sub-Advisor, or by vote of a majority of the outstanding voting securities of the Dividend Fund. The Sub-Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.

Under the Sub-Advisory Agreement, the Sub-Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Dividend Fund in connection with the performance of such Sub-Advisory Agreement, except: a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Advisor in the performance of its duties; or a loss resulting from the Sub-Advisor's reckless disregard of its duties and obligations under the Agreement.

For its sub-advisory services to the Dividend Fund, the Sub-Advisor receives from the Advisor quarterly compensation based on the Dividend Fund's average daily net assets at the annual rate of 0.75% less certain marketing and operating expenses as agreed to between the Advisor and Sub-Advisor. The Sub-Advisor has also agreed to allow the Advisor to withhold from that compensation up to one-half of the Advisor's expenses under the Expense Limitation Agreement as it relates to the Dividend Fund. The Dividend Fund does not pay a direct fee to the Sub-Advisor.

Portfolio Managers

     Compensation. Whitney Tilson and Glenn Tongue are managing partners of the Advisor. Zeke Ashton is the managing partner of the Sub-Advisor and Matthew Richey is a portfolio manager with the Sub-Advisor. Each of the portfolio managers' compensation varies with the general success of their advisory firm. Each of the Advisor's portfolio managers receives compensation solely based upon distributable profits generated by the Advisor. Each of the Sub-Advisor's portfolio managers' compensation includes a modest base salary, plus additional remuneration based upon the distributable profits generated by the Sub-Advisor. The portfolio managers' compensation is not linked to any specific factors, such as the Funds' performance or asset levels, though positive performance and growth in managed assets are factors that may contribute to the distributable profits at each advisory firm.

     Ownership of Fund Shares. The table below shows the amount of each of the Funds' equity securities beneficially owned by each portfolio manager of each Fund as of the Funds' fiscal year ended October 31, 2006 stated as one of the following ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000;
$100,001-$500,000; $500,001-$1,000,000; and over $1,000,000.

--------------------------------------------------------------------------------
                                Dollar Range of            Dollar Range of
                               Equity Securities          Equity Securities
   Name of Portfolio Manager   in the Focus Fund        in the Dividend Fund
--------------------------------------------------------------------------------
   Whitney Tilson                $1-$10,000               $10,001-$50,000
--------------------------------------------------------------------------------
   Glenn Tongue                  $50,001-$100,000         $10,001-$50,000
--------------------------------------------------------------------------------
   Zeke Ashton                     None                   $100,001- $500,000
--------------------------------------------------------------------------------
   Matthew Richey                  None                   $10,001- $50,000
--------------------------------------------------------------------------------

     Other Accounts. In addition to the Funds, the portfolio managers (working as a team at their respective firms) are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of the Funds' fiscal year ended October 31, 2006:

-----------------------------------------------------------------------------------------------------------------------------------
                                Registered Investment              Other Pooled Investment
                                     Companies                         Vehicles                       Other Accounts
                                     ---------                         --------                       --------------
                             Number of                           Number of                          Number of
      Name                   Accounts          Total Assets      Accounts         Total Assets      Accounts       Total Assets
-----------------------------------------------------------------------------------------------------------------------------------
Whitney Tilson & Glenn           0               $0                3            $110.2 million        0               $0
Tongue
-----------------------------------------------------------------------------------------------------------------------------------
Zeke Ashton & Matthew Richey     1           $6 million            3            $54 million           2           $4.6 million
-----------------------------------------------------------------------------------------------------------------------------------
Total Accounts and Assets        0               $0                6            $164.2 million        2           $4.6 million
where advisory fee is based
upon account performance
-----------------------------------------------------------------------------------------------------------------------------------

     Conflicts of Interests. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include pooled investment funds and other investment companies (collectively, the "Other Accounts"). The Other Accounts might have similar investment objectives as the Funds, track the same index the Funds track or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, the Advisor and Sub-Advisor do not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, the Advisor and Sub-Advisor believe that they have implemented policies and procedures that are designed to manage those conflicts in an appropriate way.

         Knowledge of the Timing and Size of Fund Trades: A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Funds. Because of their positions with the Funds, the portfolio managers know the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Funds. However, because each of the Funds seek to follow its own unique investment strategies and limitations, this particular conflict of interest may be limited. Moreover, the Advisor and Sub-Advisor have adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

         Investment Opportunities: The Advisor and Sub-Advisor provide investment supervisory services for a number of investment products that have varying investment guidelines. The same portfolio management team works across all investment products. For some of these investment strategies, the Advisor and Sub-Advisor may be compensated based on the profitability of the account. These incentive compensation structures may create a conflict of interest for the Advisor and Sub-Advisor with regard to other client accounts where the Advisor or Sub-Advisor is paid based on a percentage of assets in that the respective Advisor may have an incentive to allocate the investment opportunities that it believes might be the most profitable to the client accounts where they might share in investment gains. The Advisor and Sub-Advisor have implemented policies and procedures in an attempt to ensure that investment opportunities are allocated in a manner that is fair and appropriate to the various investment strategies based on each respective firm's investment strategy guidelines and individual client investment guidelines. When an investment opportunity is deemed appropriate for more than one strategy, allocations are generally made on a pro-rata basis.

Fund Accountant and Administrator. The Trust has entered into a Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.

The Administrator performs the following services for the Funds: (1) procures on behalf of the Trust, and coordinates with, the custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones, and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (4) assists or supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law;
(5) assists or supervises the preparation by third parties of all federal, state, and local tax returns and reports of the Funds required by applicable law; (6) prepares and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instructs the custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator also provides certain accounting and pricing services for the Funds.

Compensation of the Administrator, based upon the average daily net assets of the Focus Fund and the Dividend Fund for fund administration, is at the annual rate of 0.175% on the first $50 million of each of the Funds' net assets; 0.150% on the next $50 million; 0.125% on the next $50 million; 0.10% on the next $50 million; and 0.075% on all assets over $200 million with a minimum fund administration fee of $2,000 per month per fund. The Administrator also will receive a monthly fund accounting fee of $2,250 for accounting and recordkeeping services for each of the Funds, with an additional $750 per month for each additional class of shares of the Funds, and an annual asset based fee of one basis point for each of the Funds. For the fiscal year ended October 31, 2006, the Administrator received $15,161 in fund administration fees and $27,866 in fund accounting fees from the Focus Fund. For the fiscal year ended October 31, 2006, the Administrator received $9,167 in fund administration fees and $27,524 in fund accounting fees from the Dividend Fund. For the fiscal year ended October 31, 2006, the Administrator received $5,027 in fund administration fees and $17,198 in fund accounting fees from the Focus Fund. For the fiscal year ended October 31, 2005, the Administrator received $2,822 in fund administration fees and $17,072 in fund accounting fees from the Dividend Fund. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Funds' net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum aggregate annual fee of $4,800 ($400 per month). The Administrator also charges the Funds for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated based upon a $15.00 fee per shareholder per year, subject to a minimum fee of $1,750 per month per fund, plus an additional $500 per month for each additional class of shares. The Transfer Agent received $21,000 in fees from the Focus Fund and $21,000 in fees from the Dividend Fund for the fiscal year ended October 31, 2006.The Transfer Agent received $13,097 in fees from the Focus Fund and $13,097 in fees from the Dividend Fund for the fiscal year ended October 31, 2005.

Distributor. Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, North Carolina 27603, acts as an underwriter and distributor of each Fund's shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of Fund shares pursuant to the Distribution Agreement approved by the Trustees. In this regard, the Distributor has agreed, at its own expense, to qualify as a broker-dealer under all applicable federal or state laws in those states which either Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for that Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Custodian. U.S. Bank, N.A., Two Liberty Place, 50 S. 16th Street, Suite 2000, Mail Station: EX-PA-WBSP, Philadelphia, Pennsylvania 19102 ("Custodian"), successor by acquisition to Wachovia Bank N.A., serves as custodian for each Fund's assets. The Custodian acts as the depository for each Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at a Fund's request and maintains records in connection with its duties as custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of a Fund held by the Custodian plus additional out-of-pocket and transaction expenses incurred by the Funds.

Compliance Services Administrator. The Trust has entered into an compliance services arrangement with Nottingham Compliance Services, LLC ("NCS"), located at 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. Under the agreement, NCS, a wholly-owned affiliate of the Administrator, will assist the Trust's Chief Compliance Officer in preparing and updating the Trust's compliance manual, and in monitoring and testing compliance with the policies and procedures under the Trust's compliance manual

Independent Registered Public Accounting Firm. Briggs, Bunting & Dougherty LLP, Two Penn Center Plaza, Suite 820, Philadelphia, Pennsylvania 19102-1732, serves as the independent registered public accounting firm for the Funds, audits the annual financial statements of the Funds, prepares the Funds' federal, state and excise tax returns.

Such firm will audit the financial statements of the Funds at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel. Parker Poe Adams and Bernstein LLP, Three Wachovia Center, 401 South Tryon Street, Suite 3000, Charlotte, North Carolina 28202 serves as legal counsel to the Trust and the Funds.


                          SPECIAL SHAREHOLDER SERVICES

Each Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their accounts. When an investor makes an initial investment in a Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year-to-date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are normally not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking accounts. With shareholder authorization and bank approval, the relevant Fund will automatically charge the checking account for the amount specified ($50 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $2,500 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $50 per payment, by authorizing a Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Fund has the capacity to electronically deposit the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Funds. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Investing in the Funds - Redeeming Your Shares - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Funds upon 60 days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 1-888-4TILSON (1-888-484-5766), or by writing to:

                                  Tilson Funds
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. Each Fund may accept securities in lieu of cash in payment for the purchase of shares in the particular Fund. The acceptance of such securities is at the sole discretion of the Advisors, based upon the suitability of the securities accepted for inclusion as a long term investment of the respective Fund(s), the marketability of such securities, and other factors which the Advisors may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Investing in the Funds - Purchase and Redemption Price" in the Prospectus.

Redemptions in Kind. The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future, which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the applicable Fund at the address shown herein. Your request should include the following: (1) a Fund's name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted a policy that governs the disclosure of portfolio holdings. This policy is intended to ensure that such disclosure is in the best interests of the Funds and their shareholders of the Funds and to address possible conflicts of interest. Under the Funds' policy, the Funds and Advisor (Advisors with respect to the Dividend Fund) generally will not disclose the Funds' portfolio holdings to any third party unless such information has been made generally available to the public. The policy provides that the Funds and Advisors may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

The Funds will make available to the public a complete schedule of the Funds' portfolio holdings, as reported on a fiscal quarter basis. This information is generally  available  within 60 days of the Funds'  fiscal  quarter end and will remain  available  until the  posting  of the next  fiscal  quarter's  portfolio holdings report becomes available. You may obtain a copy of these quarterly portfolio holdings reports by calling the Funds at 1-888-4TILSON (1-888-484-5766). The Funds will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Funds' Form N-CSR and Form N-Q are available on the SEC's website at http://www.sec.gov/ and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The officers of the Funds and/or the Advisors may share non-public portfolio holdings information with the Funds' service providers, such as the Funds' fund accountant and administrator, transfer agent, distributor, custodian, compliance services administrator, independent registered public accounting firm, proxy voting services, and legal counsel as identified in the Funds' Prospectus and SAI; and V.G. Reed & Sons, PrintGrafix (a division of Sunbelt Graphic Systems, Inc.), and Riverside Printing, Inc., financial printers the Funds may engage for, among other things, the printing and/or distribution of regulatory and compliance documents. The Funds and/or Advisors may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations. The Funds' service providers receiving such non-public information are subject to confidentiality obligations.

The Funds currently do not provide non-public portfolio holdings information to any other third parties. In the future, the Funds may elect to disclose such information to other third parties if the officers of the Funds and/or Advisor determines that the Funds have a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. The Advisors are responsible for determining which other third parties have a legitimate business purpose for receiving the Funds' portfolio holdings information.

The Funds' policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees. The Advisors and Administrator are required to report to the Trustees any known disclosure of the Funds' portfolio holdings to unauthorized third parties. The Funds have not (and do not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Funds and their shareholders from providing such information, which include the publication of Fund ratings and rankings.

In addition, the Funds and/or Advisor may, from time to time, provide additional portfolio holdings information in the form of quarterly management letters as described in the Funds' Prospectus.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each of the Funds may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period for shares of that Fund that would equate an initial investment in shares of the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one, five, or ten year periods, or for the life of the Fund if it has not been in existence for any such periods, and such other period as may be required under applicable law or regulations. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Fund's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

Performance figures are based on historical earnings and are not a guarantee of future performance.

The following is a brief description of how performance is calculated. Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                  P(1+T)n = ERV

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending  Redeemable  Value of a  hypothetical  initial  payment of
         $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)n = ATVD

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVD = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption


The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)n = ATVDR

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return (after taxes on distributions and redemptions) n = number of years
         ATVDR = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of a Fund's performance for any specified period in the future.

The average annual total returns before taxes on distributions of the Focus Fund for the fiscal year ended October 31, 2006, and the period since March 16, 2005, date of commencement of operations of the Focus Fund ("Inception"), through

October 31, 2006 were 29.84% and 15.88%, respectively. The cumulative total return before taxes on distributions of the Focus Fund since Inception through October 31, 2006 was 27.11%.

The average annual total returns after taxes on distributions of the Focus Fund for the fiscal year ended October 31, 2006, and the period since Inception through October 31, 2006 was 29.51% and 15.70%, respectively. The cumulative total return after taxes on distributions of the Focus Fund since Inception through October 31, 2006 was 26.79%.

The average annual total returns after taxes on distributions and sale of shares of the Focus Fund for the fiscal year ended October 31, 2006 and the period since Inception through October 31, 2006 were 19.36% and 15.70%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Focus Fund since Inception through October 31, 2006 was 22.83%.

The average annual total returns before taxes on distributions of the Dividend Fund for the fiscal year ended October 31, 2006, and the period since March 16, 2005, date of commencement of operations of the Dividend Fund ("Inception") through October 31, 2006 were 22.19% and 15.32%, respectively. The cumulative total return before taxes on distributions of the Dividend Fund since Inception through October 31, 2006 was 26.10%

The average annual total returns after taxes on distributions of the Dividend Fund for the fiscal year ended October 31, 2006, and the period since Inception through October 31, 2006 was 22.19% and 15.32%, respectively. The cumulative total return after taxes on distributions of the Dividend Fund since Inception through October 31, 2006 was 26.10%.

The average annual total returns after taxes on distributions and sale of shares of the Dividend Fund for the fiscal year ended October 31, 2006 and the period since Inception through October 31, 2006 were 14.42% and 13.10%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Dividend Fund since Inception through October 31, 2006 was 22.19%.

The yield of the Dividend Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Dividend Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                             Yield = 2[(A - B + 1)(6)-1]
                                        -----
                                         CD

Where:   A =   dividends and interest earned during the period.
         B =   expenses accrued for the period (net of reimbursements).
         C =   average  daily  number of shares  outstanding  during  the period that were entitled to receive dividends.
         D = the maximum offering price per share on the last day of the period.

The yield is based on a 30-day (or one month) period. Additional classes of shares of the Dividend Fund, if any, calculates their yield separately because of different expenses that would affect each class.

The thirty-day yield for the period ended October 31, 2006 for the Dividend Fund was 1.1575%.

The Funds' performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Funds may compare their performance to the S&P 500 Total Return Index, which is generally considered to be representative of the performance of common stocks in the United States securities markets. Additionally, the Focus Fund may compare its return against the Wilshire 5000 Index, which is generally considered to be representative of the performance of the entire United States stock market. The Funds may also measure their performance against one or more appropriate Lipper Indexes that rank the performance of mutual funds with an objective similar to those of the Funds. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Funds may also occasionally cite statistics to reflect their volatility and risk. The Funds may also compare their performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Funds may also compare its performance to other reports of the performance of managed accounts of the Advisors. Of course, there can be no assurance the Funds will experience the same results. Performance comparisons may be useful to investors who wish to compare the Funds' past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Funds' performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time the Funds may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

         o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

         o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Funds' Prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing the Funds' performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Funds may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Funds based on monthly reinvestment of dividends over a specified period of time.

From time to time the Funds may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Funds may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Funds may also depict the historical performance of the securities in which the Funds may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Funds may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                              FINANCIAL STATEMENTS

The audited financial statements of each of the Funds for the year ended October 31, 2006, including the financial highlights appearing in the Annual Report to shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below. A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisors believe that the quality of the securities in which the Funds may invest should be reviewed quarterly and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR'S(R) RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisors:

         AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

         AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisors to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY'S INVESTOR SERVICE, INC. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisors:

         Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.


         Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

         A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.


         Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.


         Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.


         B - Obligations rated B are considered speculative and are subject to high credit risk.


         Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


         Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.


         C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.


Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


Short-Term Ratings
------------------
Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

         P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

         NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings
----------------------------------------------------------
Short-Term Debt Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

         MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         MIG 3 - This designation  denotes acceptable credit quality.  Liquidity
         and  cash-flow   protection  may  be  narrow,  and  market  access  for
         refinancing is likely to be less well-established.

         SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

         VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch, Inc.
("Fitch"):

Long-Term Ratings
-----------------
         AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

         BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisors to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings
------------------
         F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

         F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

         F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Advisors to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                      APPENDIX B - PROXY VOTING POLICIES

The following proxy voting policies are provided:

         (1) the Trust's Proxy Voting and Disclosure Policy; and

         (2) the  Advisor's  Proxy  Voting and  Disclosure  Policy,  including a
            detailed   description  of  the  Advisor's   specific  proxy  voting
            guidelines.

                           TILSON INVESTMENT TRUST

                      PROXY VOTING AND DISCLOSURE POLICY


I.   Introduction

     Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The IC  Amendments  require  that  each  series  of  shares  of the  Tilson
     Investment Trust ("Trust") listed on Exhibit A, attached hereto, (individually a "Fund" and collectively "Funds"), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

     This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.  Specific Proxy Voting Policies and Procedures

     A.   General

     The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

     B.   Delegation to Fund's Advisor

     The Board believes that T2 Partners Management LP ("Advisor"), as the Funds' investment advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:


         (1) to make the proxy voting decisions for each Fund; and
         (2) to assist each Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

          The Board, including a majority of the independent trustees of the Board, shall approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund. The Board shall also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by the Advisor.

     C.   Conflicts

          In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy, a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Advisor is not affiliated with a Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III. Fund Disclosure

     A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

          The Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders by including it as an appendix to its Statement of Additional Information ("SAI") on Form N-1A. Each Fund will also notify its shareholders in the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   Disclosure of the Fund's Complete Proxy Voting Record

          In accordance with Rule 30b1-4 of the Investment Company Act, each Fund will file Form N-PX with the SEC no later than August 31 of each year. Each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve-month period ended June 30.

          Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

          (1)  The name of the issuer of the portfolio security;
          (2)  The  exchange  ticker  symbol  of  the  portfolio   security  (if
               available through reasonably practicable means);
          (3)  The  Council  on  Uniform  Security   Identification   Procedures
               ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
          (4)  The shareholder meeting date;
          (5)  A brief identification of the matter voted on;
          (6) Whether the matter was proposed by the issuer or by a security holder;
          (7)  Whether the Fund cast its vote on the matter;
          (8) How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
          (9)  Whether the Fund cast its vote for or against management.

          Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

          Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.


IV.  Recordkeeping

     The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

     (1)  A copy of this Policy;
     (2)  Proxy statements received regarding each Fund's securities;
     (3)  Records of votes cast on behalf of each Fund; and
     (4) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The foregoing records may be kept as part of the Advisor's records.

     A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.


V.   Proxy Voting Committee

     A.   General

     The proxy voting committee ("Proxy Voting Committee") of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand.

     B.   Powers and Methods of Operation

     The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records.

     The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.


VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.



Adopted this 17th day of December 2004.

                                    EXHIBIT A


Series of the Tilson Investment Trust

   1.     Tilson Focus Fund
   2.     Tilson Dividend Fund

                            T2 PARTNERS MANAGEMENT LP

                       PROXY VOTING AND DISCLOSURE POLICY


I.   Introduction

     Effective March 10, 2003, the U.S. Securities and Exchange Commission (the "SEC") adopted rule and form amendments under the Investment Advisers Act of 1940 (the "Advisers Act") that address an investment adviser's fiduciary obligation to its clients when the Advisor has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the "Advisers Act Amendments").

     The Advisers Act Amendments require that T2 Partners Management LP ("Advisor") adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how the Advisor has actually voted their proxies.

     This Proxy Voting and Disclosure Policy (the "Policy") is designed to ensure that the Advisor complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to any investment company managed by the Advisor, its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.  Specific Proxy Voting Policies and Procedures

     In voting proxies for the Tilson Focus Fund and the Tilson Dividend Fund (each a "Fund"), or any other client for whom Advisor determines to vote proxies, the Advisor is committed to voting proxies in the manner that serves the best interests of the client (e.g., a Fund and its shareholders).

     The following details the Advisor's philosophy and practice regarding the voting of proxies:

     A.   General

          The Advisor believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

     B. Procedures

          To implement the Advisor's proxy voting policies, the Advisor has developed the following procedures for voting proxies.

          1. The Advisor votes proxies for clients that have not instructed the Advisor and/or their custodian that they want to receive and vote their own proxies.

          2. Upon receipt of a corporate proxy by the Advisor, the special or annual report and the proxy are submitted to the Advisor's proxy voting manager (the "Proxy Manager"), currently Whitney R. Tilson.

          3. The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries. In determining the appropriate vote for the proxy, the Proxy Manager shall take into consideration what vote is in the best interests of clients and the provisions of the Advisor's Voting Guidelines in Section III below. The Proxy Manager will then vote the proxies.

          4. The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for a Fund) under Rule 30b1-4 of the Investment Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in the Advisor's files.

     C.   Absence of Proxy Manager

          In the event that the Proxy Manager is unavailable to vote a proxy, then the Advisor's President (or his delegate) shall perform the Proxy Manager's duties with respect to such proxy in accordance with the policies and procedures detailed above.

     D.   Delegation of Proxy Voting

          The Advisor may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party proxy voting service, provided that the Advisor retains final authority and fiduciary responsibility for all proxy voting on behalf of the Funds. In the event that the Advisor so delegates its proxy voting responsibilities, the Advisor shall continually monitor the delegate's compliance with these Proxy Voting Policies and Procedures.

          The Advisor's delegate shall vote the Funds' proxies in a prudent and timely fashion, only after careful evaluation of the issue(s)
          presented on the ballot and in a manner consistent with the terms of conditions of these Proxy Voting Policies and Procedures.

III.     Voting Guidelines

         While the Advisor's policy is to review each proxy proposal on its individual merits, the Advisor has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies. These guidelines are set forth below:

          A.   Corporate Governance

               1.   Election of Directors and Similar Matters

               In an uncontested election, the Advisor will generally vote in favor of management's proposed directors. In a contested election, the Advisor will evaluate proposed directors on a case-by-case basis. The Advisor will consider other proposals involving corporate governance (e.g., board structure, directors' rights, etc.) on a case-by-case basis, seeking to support proposals that the Compliance Officer believes tend to strengthen the independence of directors, the independence of auditors or the rights of shareholders.

               Notwithstanding the foregoing, the Advisor expects to generally support proposals to:

               o    Eliminate cumulative voting; and
               o    Limit   directors'    liability   and   broaden   directors'
                    indemnification rights

               And  Expects to generally vote against proposals to:

               o    Adopt the use of cumulative voting; and
               o Add special interest directors to the board of directors (e.g., efforts to expand the board of directors to control the outcome of a particular decision).

               2.   Audit Committee Approvals

               The Advisor generally supports proposals that help ensure that a company's auditors are independent and capable of delivering a fair and accurate opinion of a company's finances. In addition, the Advisor expects generally to support management's recommendation and selection of auditors.

               3.   Shareholder Rights

               The Advisor will consider proposals that will have a material effect on shareholder rights on a case-by-case basis, seeking to support proposals to maintain or increase shareholder rights. Notwithstanding the foregoing, the Advisor expects to generally support proposals to:

               o Adopt confidential voting and independent tabulation of voting results; and
               o    Require shareholder approval of poison pills;

               And  expects to generally vote against proposals to:

               o    Adopt super-majority voting requirements; and
               o    Restrict  the  rights  of   shareholders   to  call  special
                    meetings, amend the bylaws or act by written consent.

               4. Anti-Takeover Measures, Corporate Restructurings and Similar Matters

               The Advisor may review any proposal to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term effects of the proposal on the company. These effects may include, without limitation, the economic and financial impact the proposal may have on the company, and the market impact that the proposal may have on the company's stock.

               Notwithstanding the foregoing, the Advisor expects to generally support proposals to:

               o    Prohibit the payment of greenmail (i.e., the purchase by the company of its own shares to prevent a hostile takeover);
               o    Adopt fair price requirements  (i.e.,  requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and
               o    Require shareholder approval of "poison pills."

               And  expects to generally vote against proposals to:

               o    Adopt classified boards of directors;
               o Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and o Require a company to consider the non-financial effects of mergers or acquisitions.

               5.   Capital Structure Proposals

                    The  Advisor  will  seek  to  evaluate   capital   structure
                    proposals on their own merits on a case-by-case basis.

                    Notwithstanding  the  foregoing,   the  Advisor  expects  to
                    generally support proposals to:

               o    Eliminate preemptive rights.

          B.   Compensation

               In voting on proposals with respect to compensation, the Advisor will generally support proposals it believes will fairly compensate executives. The Advisor will evaluate proposed stock option plans and issuances on a case-by-case basis, considering the potential dilutive effect on shareholders' shares, the potential short and long-term economic effects on the company and shareholders and the terms of the proposed options.

               Notwithstanding the foregoing, the Advisor expects to generally support proposals to:

               o    Disclose compensation policies;
               o Adopt compensation packages or policies that generally link executive compensation to performance;
               o    Require shareholder approval of golden parachutes;
               o Adopt golden parachutes that do not exceed [3] times the base compensation of the applicable executives;
               o Adopt executive stock option plans and stock option plans for outside directors, provided that total potential dilution (including all equity based plans) is less than 10% of shares outstanding; and
               o Adopt employee stock purchase plans, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

               And expects to generally vote against proposals to:

               o Adopt stock option plans with any of the following structural features:
               o Ability to issue options with an exercise price below the stock's current market price;
               o Ability to issue reload options; or o Automatic share replenishment ("evergreen") feature.

          C.   Corporate Responsibility and Social Issues

               The Advisor generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company's management that should be addressed solely by the company's management. Accordingly, the Advisor will generally vote against proposals involving corporate responsibility and social issues. Notwithstanding the foregoing, the Advisor may vote for corporate responsibility and social issue proposals that the Advisor believes will have substantial positive economic or other effects on a company.

IV.  Conflicts

     In cases where the Advisor is aware of a conflict between the interests of a Fund and the interests of the Advisor or an affiliated person of the Advisor (e.g., a portfolio company is a client or an affiliate of a client of the Advisor), the Advisor will notify the Fund of the conflict and will vote the Fund's shares in accordance with the Fund's instructions.

V.   Advisor Disclosure of How to Obtain Voting Information

     On or before August 6, 2003, Rule 206(4)-6 requires the Advisor to disclose in response to any client request how the client can obtain information from the Advisor on how its securities were voted. The Advisor will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to the Advisor.

     Upon receiving a written request from a client, the Advisor will provide the information requested by the client within a reasonable amount of time.

     Rule 206(4)-6 also requires the Advisor to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. The Advisor will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, the Advisor will provide a copy of this policy within a reasonable amount of time.

     If approved by the client, this policy and any requested records may be provided electronically.

VI.  Recordkeeping

     The Advisor shall keep the following records in an easily accessible place for a period of at least five years, the first two in the office of the
     Advisor:

     (1)  A copy of this Policy;
     (2)  Proxy Statements received regarding client securities;
     (3)  Records of votes cast on behalf of clients;
     (4) Any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision;
     (5) Records of client requests for proxy voting information and any written response by the Advisor, and
     (6) With respect to a Fund, a record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The Advisor shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Funds by the Advisor as part of its records and, upon reasonable written notice, shall deliver such records to the Funds.

     The Advisor may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Advisor that are maintained with a third party such as a proxy voting service; provided, however, that the Advisor has obtained a written undertaking from such third party to keep and maintain an accurate and up-to-date record of such documents and to promptly provide a copy of the documents upon request.

VII. Amendments

     This policy may be amended at any time by the Advisor, provided that material changes to this policy that affect proxy voting for a Fund shall be ratified by the Fund within four (4) months of adoption by the Advisor.



                                   Adopted as of this 17th day of December, 2004

                                                           /s/ Whitney R. Tilson
                                                           _____________________
                                                           Whitney R. Tilson
                                                           Managing Partner

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits

     (a) Declaration of Trust ("Trust Instrument").^1

     (b) By-Laws.^1

     (c) Articles III, V, and VI of the Trust Instrument define the rights of holders of the securities being registered. (Certificates for shares are not issued.)^1

     (d)(1) Investment Advisory Agreement between the Tilson Investment Trust ("Registrant") and T2 Partners Management LP ("Advisor"), as advisor for the Tilson Focus Fund and the Tilson Dividend Fund ("Funds").^2

     (d)(2) Amended and Restated Investment Advisory Agreement between the Registrant and Advisor, as investment advisor for the Funds.^2

     (d)(3) Investment Sub-Advisory Agreement between Centaur Capital Partners, L.P. ("Sub-Advisor") and the Advisor with respect to the Funds.^2

     (e)(1) Distribution Agreement between the Registrant and Capital Investment Group, Inc. ("Distributor"), as distributor for the Funds.^2

     (e)(2) First Amendment to the Distribution Agreement between the Registrant and Distributor.^3

     (f) Not Applicable.

     (g)(1) Master Custodian Agreement between The Nottingham Management Company ("Administrator") and U.S. Bank, N.A. (successor to First Union National Bank) ("Custodian").^2

     (g)(2) First Amendment to the Master Custodian Agreement between the Administrator and Custodian.^2

     (g)(3) Second Amendment to the Master Custodian Agreement between the Administrator and Custodian.

     (g)(4)  First   Addendum  to  Master   Custodian   Agreement   between  the
Administrator and Custodian.^2

     (g)(5)  Second  Addendum  to  Master   Custodian   Agreement   between  the
Administrator and Custodian.^2

     (g)(6)  Third   Addendum  to  Master   Custodian   Agreement   between  the
Administrator and Custodian.^2

     (g)(7)  Fourth  Addendum  to  Master   Custodian   Agreement   between  the
Administrator and Custodian.^2

     (g)(8)  Fifth   Addendum  to  Master   Custodian   Agreement   between  the
Administrator and Custodian.^2

     (g)(9)  Sixth   Addendum  to  Master   Custodian   Agreement   between  the
Administrator and Custodian.^2

     (g)(10)  Seventh  Addendum  to  Master  Custodian   Agreement  between  the
Administrator and Custodian.^2

     (g)(11)  Eighth  Addendum  to  Master  Custodian   Agreement   between  the
Administrator and Custodian.^2

     (g)(12) Ninth Addendum to the Master Custodian Agreement between the Administrator and Custodian.^3

     (g)(13) Tenth Addendum to the Master Custodian Agreement between the Administrator and Custodian.^3

     (g)(14)   Individual   Custodian   Agreement  between  the  Registrant  and
Custodian.^2

     (g)(15) First Amendment to the Individual Custodian Agreement between the Registrant and Custodian.

     (g)(16) Mutual Fund Custody Agreement between the Registrant and U.S. Bank, N.A. (successor by merger to Wachovia Bank, N.A.), as foreign custodian ("Foreign Custodian") for the Funds.^2

     (g)(17) First Amendment to the Mutual Fund Custody Agreement between the Registrant and Foreign Custodian.

     (h)(1) Fund Accounting and Compliance Administration Agreement between the Registrant and the Administrator.^2

     (h)(2) Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC, as transfer agent for the Registrant.^2

     (h)(3) Amendment to the Dividend Disbursing and Transfer Agent Agreement between the Registrant and Transfer Agent.^3

     (h)(4) Expense Limitation Agreement between the Registrant and the Advisor with respect to the Funds. ^2

     (h)(5) First Amendment to the Expense Limitation Agreement between the Registrant and the Advisor with respect to the Funds.^2

     (i) Opinion and Consent of Parker, Poe, Adams & Bernstein L.L.P. regarding the legality of securities registered with respect to the Registrant. ^2

     (j) Consent of Briggs, Bunting & Dougherty, LLP, Independent Registered Public Accounting Firm, with respect to Post-Effective Amendment No. 2.

     (k) Balance Sheet of the Tilson Focus Fund dated January 18, 2005.^2

     (l) Initial Subscription Agreement.^2

     (m) Not Applicable.

     (n) Not Applicable.

     (o) Reserved.

     (p)(1) Amended and Restated Code of Ethics for the Registrant.^3

     (p)(2) Code of Ethics for the Advisor.^2

     (p)(3) Amended and Restated Code of Ethics for the Sub-Advisor.^3

     (q) Copy of Powers of Attorney.^2

    ^1    Incorporated   herein  by  reference  to   Registrant's   Registration
          Statement on Form N-1A filed July 23, 2004 (File No. 333-117597).

    ^2    Incorporated   herein  by  reference  to   Registrant's   Registration
          Statement on Form N-1A filed March 10, 2005 (File No. 333-117597).

    ^3    Incorporated   herein  by  reference  to   Registrant's   Registration
          Statement on Form N-1A filed February 28, 2006 (File No. 333-117597).


ITEM 24. Persons Controlled by or Under Common Control with the Registrant

         No person is controlled by or under common control with the Registrant.

ITEM 25. Indemnification

         Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant's Trust Instrument contains the following provisions:

         Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Section 3.  Indemnification.
         ---------   ----------------

               (a) Subject to the exceptions and limitations contained in Subsection (b) below:

                           (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

                           (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Covered Person:

                           (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

                  (c) The  rights  of  indemnification  herein  provided  may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

                  (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

                  (e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

         In addition, the Registrant has entered into an Investment Advisory Agreement with its Advisor and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Advisor's and Distributor's personnel may serve as trustees and officers of the Trust.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Advisor

         The description of the Advisor and Sub-Advisor is found under the caption of "Management of the Funds - Investment Advisor" and "Management of the Funds - Investment Sub-Advisor" in the Prospectus and under the caption "Management and Other Service Providers - Investment Advisor" and "Management and Other Service Providers - Investment Sub-Advisor" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Advisor and Sub-Advisor provide investment advisory services to other persons or entities other than the Registrant.


ITEM 27. Principal Underwriter

         (a) Capital Investment Group, Inc. is underwriter and distributor for the Tilson Focus Fund, the Tilson Dividend Fund, the Giordano Fund, The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, the EARNEST Partners Fixed Income Trust, the Wisdom Fund, The Hillman Focused Advantage Fund, The Hillman Advantage Equity Fund, The Turnaround Fund(TM), the PMFM Managed Portfolio Trust, the PMFM Tactical Preservation Portfolio Trust, the PMFM Core Advantage Portfolio Trust, and The Piedmont Select Value Fund.

         (b) Set forth below is information concerning each Director and Officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue Raleigh, N.C. 27622, (919) 831-2370.

     (1)                             (2)                           (3)
                             Position and Offices          Positions and Offices
    Name                      With Underwriter               With Registrant
    ----                      ----------------               ---------------
Richard K. Bryant                President                        None

E.O. Edgerton, Jr.              Vice President                    None

Con T. McDonald                Assistant Vice-President           None

W. Harold Eddins, Jr.          Assistant Vice-President           None

Kurt A. Dressler               Assistant Vice- President          None

William B. Portwood          Chief Compliance Officer and         None
                              Assistant Vice-President

         (c) Not applicable.

ITEM 28. Location of Accounts and Records

         Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 145 East 57th Street, Suite 1100, New York, New York 10022, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of Registrant's Custodian U.S. Bank, N.A., successor to Wachovia Bank, N.A., Two Liberty Place, 50 S. 16th Street, Suite 2000, Mail Station: EX-PA-WBSP, Philadelphia, PA 19102), Transfer Agent (NC Shareholder Services, LLC, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365), or Administrator (The Nottingham
Company, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069).


ITEM 29. Management Services

         None.


ITEM 30. Undertakings

         None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 28th day of February 2007.


                             TILSON INVESTMENT TRUST


                             By:      /s/ Julian G. Winters
                                      ____________________________
                                      Julian G. Winters, Secretary


         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 2 to its Registration Statement has been signed below by the following person in the capacities and on the date indicated.


                 *                                             February 28, 2007
______________________________________________                 _________________
Jack E. Brinson, Trustee and Chairman                          Date


                 *                                             February 28, 2007
______________________________________________                 _________________
Theophilus H. Pitt, Jr., Trustee                               Date


                 *                                             February 28, 2007
______________________________________________                 _________________
Whitney R. Tilson, Trustee, President,                         Date
         and Principal Executive Officer

                 *                                             February 28, 2007
______________________________________________                 _________________
Glenn H. Tongue, Vice President, Treasurer                     Date
         and Principal Financial Officer


/s/ Julian G. Winters                                          February 28, 2007
______________________________________________                 _________________
Julian G. Winters, Secretary and                               Date
         Assistant Treasurer


*By:   /s/ Julian G. Winters                                  February 28, 2007
       _____________________________________                  _________________
         Julian G. Winters, Secretary                         Date
            Attorney-in-Fact

                            INDEX TO EXHIBITS
       (FOR POST-EFFECTIVE AMENDMENT NO. 2 TO ITS REGISTRATION STATEMENT)
       ------------------------------------------------------------------

EXHIBIT NO.
UNDER PART C
OF FORM N-1A               NAME OF EXHIBIT
---------------         ---------------------------------------------------
     (g)(5)             Second Amendment to the Master Custodian  Agreement
                        between The Nottingham  Management Company and U.S.
                        Bank,  N.A.  (successor by  acquisition to Wachovia
                        Bank,  N.A.  (successor  by merger  to First  Union
                        National Bank)).

     (g)(15)            First   Amendment  to  the   Individual   Custodian
                        Agreement between the Registrant and Custodian.




     (g)(17)            First   Amendment   to  the  Mutual  Fund   Custody
                        Agreement   between  the   Registrant  and  Foreign
                        Custodian.



      (j))              Consent  of  Briggs,  Bunting  &  Dougherty,   LLP,
                        Independent Registered Public Accounting Firm, with respect to Post-Effective Amendment No. 2.